As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Underlying Funds Trust
Event Driven
Schedule of Investments
September 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 45.6%
Accommodation - 0.0%
Marriott International Inc.	1	$27
Ambulatory Health Care Services - 0.1%
Continucare Corp. (a)	10,000	63,800
Amusement, Gambling, and Recreation Industries - 3.1%
Cedar Fair LP	73,540	1,389,906
Six Flags Entertainment Corp.	24,770	686,624
Total Amusement, Gambling, and Recreation Industries		2,076,530

Apparel Manufacturing - 0.8%
Broder Brothers Co. (a)	49,472	544,192
Beverage and Tobacco Product Manufacturing - 0.9%
Beam, Inc. (a)	4,382	182,116
PepsiCo, Inc.	3,802	235,344
Philip Morris International, Inc.	2,869	178,968
Total Beverage and Tobacco Product Manufacturing		596,428

Broadcasting (except Internet) - 3.5%
AMC Networks, Inc. (a)	5,298	169,271
British Sky Broadcasting Group PLC	37,000	383,115
Cablevision Systems Corp.	40,500	637,065
Cumulus Media, Inc. (a)	44,018	125,011
Fisher Communications, Inc. (a)	43,379	969,087
Total Broadcasting (except Internet)		2,283,549

Capital Goods - 0.4%
Charter International PLC	20,000	270,401
Chemical Manufacturing - 2.5%
Actelion Ltd.	500	16,714
Amarin Corp PLC - ADR (a)	18,270	168,084
Arch Chemicals, Inc.	15,000	703,800
Cephalon, Inc. (a)	6,000	484,200
The Clorox Co.	1,500	99,495
Grifols SA - ADR (a)	9,079	58,015
WuXi PharmaTech Cayman, Inc. - ADR (a)	8,000	93,120
Total Chemical Manufacturing		1,623,428

Coal Mining - 1.3%
Xinergy Ltd. (a)	308,453	865,399
Computer and Electronic Product Manufacturing - 3.9%
Advanced Analogic Technologies, Inc. (a)	23,000	99,590
Caliper Life Sciences, Inc. (a)	40,000	418,800
Guided Therapeutics, Inc. (a)	169,544	130,549
InterDigital, Inc.	13,412	624,731
Laird PLC	50,000	107,755
LTX-Credence Corp. (a)	2,500	13,225
Magnachip Semiconductor Corp. (a)	8,737	58,713
Motorola Mobility Holdings, Inc. (a)	2,400	90,672
Netlogic Microsystems, Inc. (a)	14,500	697,595
Seagate Technology PLC	3,000	30,840
Spansion, Inc. (a)	27,830	340,083
Total Computer and Electronic Product Manufacturing		2,612,553

Construction - 0.0%
Cimpor Cimentos de Portugal SGPS SA	4,000	26,902
Credit Intermediation and Related Activities - 0.5%
First Niagara Financial Group, Inc.	7,400	67,710
People's United Financial Inc.	8,711	99,305
SLM Corp.	13,500	168,075
Total Credit Intermediation and Related Activities		335,090

Data Processing, Hosting and Related Services - 0.0%
APAC Customer Services, Inc. (a)	2,000	17,040
Fabricated Metal Product Manufacturing - 0.4%
Ameron International Corp.	3,000	254,820
Food Beverage & Tobacco - 0.9%
Foster's Group Ltd.	120,000	613,134
Food Manufacturing - 1.2%
Ralcorp Holdings, Inc. (a)	3,650	279,992
Sara Lee Corp.	10,000	163,500
Spectrum Brands Holdings, Inc. (a)	14,375	339,537
Total Food Manufacturing		783,029

Food Services and Drinking Places - 0.0%
Buffets Restaurants Holdings, Inc. (a) (f)	1,912	4,780
McCormick & Schmicks Seafood Restaurants, Inc. (a)	1,500	10,380
Total Food Services and Drinking Places		15,160

Funds, Trusts, and Other Financial Vehicles - 0.4%
Annaly Capital Management, Inc.	13,042	216,888
Kohlberg Capital Corp.	3,416	19,984
Total Funds, Trusts, and Other Financial Vehicles		236,872

General Merchandise Stores - 0.1%
BJ's Wholesale Club, Inc. (a)	1,500	76,860
Insurance Carriers and Related Activities - 0.8%
Assured Guaranty Ltd.	19,027	209,107
CNinsure, Inc. - ADR (a)	6,000	42,000
FPIC Insurance Group, Inc. (a)	1,000	41,840
Harleysville Group, Inc.	2,000	117,720
Penn Millers Holding Corp. (a)	500	10,045
Transatlantic Holdings Inc.	1,000	48,520
Total Insurance Carriers and Related Activities		469,232

Justice, Public Order, and Safety Activities - 0.2%
The Geo Group, Inc. (a)	5,625	104,400
Machinery Manufacturing - 1.8%
Flowserve Corp.	6,187	457,838
Harbin Electric, Inc. (a)	500	10,325
ITT Corp.	6000	252,000
Varian Semiconductor Equipment Associates, Inc. (a)	8,000	489,200
Total Machinery Manufacturing		1,209,363

Materials - 0.3%
MacArthur Coal Ltd.	15,000	231,086
Merchant Wholesalers, Durable Goods - 0.3%
Nalco Holding Co.	5,000	174,900
Mining (except Oil and Gas) - 0.5%
Camino Minerals Corp. (a)	4,000	783
Corsa Coal Corp. (a)	175,000	106,880
Lundin Mining Corp. (a)	2,000	6,966
MAG Silver Corp. (a)	28,389	222,570
Pilot Gold Inc. (a)	750	859
Walter Energy, Inc.	300	18,003
Total Mining (except Oil and Gas)		356,061

Miscellaneous Manufacturing - 1.1%
Accuray, Inc. (a)	1,000	4,020
Aleo Solar AG (a)	500	17,283
Kinetic Concepts, Inc. (a)	5,000	329,450
Point Blank Solutions, Inc. (a)	69,025	22,088
Synthes, Inc.	2,000	324,360
Total Miscellaneous Manufacturing		697,201

Motion Picture and Sound Recording Industries - 0.8%
News Corp.	33,250	514,377
Nonstore Retailers - 0.4%
HSN, Inc. (a)	8,075	267,525
Liberty Interactive Corp. (a)	2,250	33,210
Total Nonstore Retailers		300,735

Oil and Gas Extraction - 0.8%
Aker Drilling ASA (a)	10,000	44,974
Energy XXI Bermuda Ltd. (a)	13,817	296,375
EXCO Resources, Inc.	6,520	69,894
Heritage Commerce Corp. (a)	20,000	72,699
TGC Industries, Inc. (a)	4,000	17,600
Total Oil and Gas Extraction		501,542

Paper Manufacturing - 2.9%
Caraustar Industries, Inc. (a) (f)	143	386,861
Graphic Packaging Holding Co. (a)	39,612	136,661
Rock-Tenn Co.	13,925	677,869
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a) (c)	40,850	93,559
Temple-Inland, Inc.	20,000	627,400
Total Paper Manufacturing		1,922,350

Petroleum and Coal Products Manufacturing - 0.4%
BP PLC - ADR	7,900	284,953
Pipeline Transportation - 1.1%
Atlas Energy LP	37,578	697,823
The Williams Cos., Inc.	2,135	51,966
Total Pipeline Transportation		749,789

Primary Metal Manufacturing - 0.1%
Ormet Corp. Restricted Shares (Acquired 01/06/2010, Cost $11,406) (a) (e)	7,702	53,529
Professional, Scientific, and Technical Services - 1.4%
Anvil Mining Ltd. (a)	2,000	15,520
GlobalOptions Group, Inc. (a)	183,262	476,481
Gravity Co. Ltd. - ADR (a)	55,564	71,122
Maxygen, Inc.	68,738	375,997
Total Professional, Scientific, and Technical Services		939,120

Publishing Industries (except Internet) - 1.4%
Autonomy Corp. PLC (a)	7,600	302,213
Belo Corp. (a)	3,375	16,504
Blackboard, Inc. (a)	8,000	357,280
The Reader's Digest Association, Inc. (Acquired 02/23/2010 - 09/1/2011, Cost $651,949) (a) (e)	38,833	165,040
Renaissance Learning, Inc.	5,000	83,900
Total Publishing Industries (except Internet)		924,937

Real Estate - 3.3%
Eco Business-Immobilien AG (a)	500	4,020
Huntingdon Real Estate Investment Trust (a)	331,760	2,165,510
Total Real Estate		2,169,530

Rental and Leasing Services - 0.2%
Rotech Healthcare, Inc. (a)	61,894	128,740
Support Activities for Mining - 0.5%
Global Industries Ltd. (a)	30,000	237,600
Rowan Cos, Inc. (a)	2,250	67,928
Total Support Activities for Mining		305,528

Telecommunications - 2.8%
CenturyLink Inc.	2,974	98,499
Charter Communications Inc. (a)	30,086	1,409,228
Loral Space & Communications, Inc. (a)	7,300	365,730
Total Telecommunications		1,873,457

Transportation Equipment Manufacturing - 1.3%
Goodrich Corp.	7,000	844,760
Truck Transportation - 0.0%
YRC Worldwide, Inc. (a)	553,159	27,105
Utilities - 2.9%
Central Vermont Public Service Corp.	8,000	281,680
DPL, Inc.	10,000	301,400
Dynegy, Inc. (a)	12,000	49,440
Exelon Corp.	9,600	409,056
Iberdrola Renovables SA	6,214	42,217
Nicor, Inc.	4,000	220,040
Northumbrian Walter Group PLC	20,000	144,557
Progress Energy, Inc.	7,500	387,900
Southern Union Co.	2,000	81,140
Total Utilities		1,917,430

Water Transportation - 0.3%
Baltic Trading Ltd.	39,382	183,126
Wholesale Electronic Markets and Agents and Brokers - 0.0%
GTSI Corp. (a)	6,000	27,600
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)	1,800	11,880
TOTAL COMMON STOCKS (Cost $30,875,970)		$30,217,945

PREFERRED STOCKS - 0.8%
Real Estate - 0.8%
First Industrial Realty Trust, Inc.	24,903	548,115
TOTAL PREFERRED STOCKS (Cost $464,765)		$548,115

CORPORATE BONDS - 7.1%
Amusement, Gambling, and Recreation Industries - 0.2%
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	197,000	130,020
Apparel Manufacturing - 0.9%
Broder Brothers Co. PIK
12.000%, 10/15/2013	607,338	598,228
Broadcasting (except Internet) - 0.7%
CMP Susquehanna Corp.
9.875%, 05/15/2014 (f)	402,000	405,268
Milacron Escrow Corp.
11.500%, 05/15/2011 (d)(f)	1,000,000	41,250
Total Broadcasting (except Internet)		446,518

Computer and Electronic Product Manufacturing - 2.3%
Nextel Communications, Inc.
6.875%, 10/31/2013	1,570,000	1,526,825
Food Manufacturing - 0.0%
Spectrum Brands Holdings, Inc. PIK
12.000%, 08/28/2019	373	404
Food Services and Drinking Places - 0.1%
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $90,497 )(e) (f)	90,497	90,497
Insurance Carriers and Related Activities - 0.9%
MBIA Insurance Corp.
14.000%, 01/15/2033 (Acquired 07/06/2011, Cost $480,053) (b) (c)	785,000	353,250
14.000%, 01/15/2033 (b)	500,000	225,000
Total Insurance Carriers and Related Activities		578,250

Motion Picture and Sound Recording Industries - 0.7%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	390,000	347,100
11.000%, 08/01/2016 PIK	308,000	155,540
Total Motion Picture and Sound Recording Industries		502,640

Primary Metal Manufacturing - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (d) (f)	1,000,000	10
Professional, Scientific, and Technical Services - 0.0%
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 - 03/31/2011, Cost $156,866) (e) (f)	192,440	28,351
Retail Trade - 1.3%
Brookstone Co, Inc.
12.000%, 10/15/2012	1,000,000	850,000
TOTAL CORPORATE BONDS (Cost $5,119,158)		$4,751,743

ESCROW NOTES - 0.2%
Atlas Energy LP Escrow (a) (f)	10,100	1,010
General Motors Co. (a) (f)	6,000	2,280
General Motors Co. (a) (f)	500,000	6,250
General Motors Co. (a) (f)	1,200,000	15,000
Lear Corp. (a) (f)	1,000,000	20,000
Six Flags Entertainment Corp. (a) (f)	600,000	0
Smurfit-Stone Container Corp. (a) (f)	7,125	0
Spansion LLC Escrow (a) (f)	1,000,000	69,972
US Oncology, Inc. Escrow (a)	292,000	2,190
TOTAL ESCROW NOTES (Cost $0)		$116,702

INVESTMENT COMPANIES - 0.1%
PowerShares DB US Dollar Index Bullish Fund	2,250	50,186
TOTAL INVESTMENT COMPANIES (Cost $50,190)		$50,186

RIGHTS - 1.1%
Clinical Data, Inc. (f)	18,000	17,100
Gerber Scientific, Inc. (f)	30,000	300
Keystone Automotive Operations, Inc (a) (f)	39,672	501,936
Portola Packaging, Inc. (f)	55,555	204,109
Sanofi (a)	11,000	11,660
TOTAL RIGHTS (Cost $1,386,807)		$735,105

WARRANTS - 0.0%
General Motors Co.
Expiration July 2016, Exercise Price: $10.00 (a)	178	2,072
Expiration July 2019, Exercise Price: $18.33 (a)	178	1,412
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (e)	590,915	0
Xinergy Ltd.
Expiration December 2011, Exercise Price: $4.20 (a)	8,500	1,257
TOTAL WARRANTS (Cost $1,353)		$4,741

PURCHASED OPTIONS - 1.9%
	Contracts
Call Options - 0.1%
Assured Guaranty Ltd.
Expiration November 2011, Exercise Price: $12.00	288	32,544
InterDigital Inc/PA
Expiration October 2011, Exercise Price: $70.00	54	8,640
Motorola Mobility Holdings Inc.
Expiration October 2011, Exercise Price: $40.00	411	411
Expiration October 2011, Exercise Price: $41.00	100	1,250
PowerShares DB US Dollar Index Bullish Fund
Expiration , Exercise Price:	675	8,775
SPDR Gold Shares
Expiration October 2011, Exercise Price: $165.00	11	2,530
Expiration November 2011, Exercise Price: $162.00	45	26,325
Total Call Options		80,475

Put Options - 1.8%
Blackboard Inc.
Expiration October 2011, Exercise Price: $39.00	27	135
Expiration October 2011, Exercise Price: $41.00	23	230
CurrencyShares Euro Trust
Expiration December 2011, Exercise Price: $110.00	40	1,040
Expiration December 2011, Exercise Price: $120.00	68	6,324
Expiration December 2011, Exercise Price: $135.00	68	34,340
Expiration December 2011, Exercise Price: $140.00	120	96,600
iShares FTSE China 25 Index Fund
Expiration November 2011, Exercise Price: $31.00	68	16,456
iShares Russell 2000 Index Fund
Expiration October 2011, Exercise Price: $65.00	68	24,820
Expiration November 2011, Exercise Price: $70.00	225	174,600
MBIA, Inc.
Expiration January 2012, Exercise Price: $7.50	789	142,020
Moody's Corp.
Expiration November 2011, Exercise Price: $27.00	384	57,216
Research In Motion Ltd.
Expiration November 2011, Exercise Price: $13.00	195	4,680
Expiration November 2011, Exercise Price: $24.00	391	177,905
SPDR Barclays Capital High Yield Bond ETF
Expiration December 2011, Exercise Price: $32.00	384	21,120
Expiration December 2011, Exercise Price: $35.00	384	49,920
SPDR S&P 500 ETF Trust
Expiration October 2011, Exercise Price: $110.00	56	18,480
Expiration October 2011, Exercise Price: $117.00	45	28,575
Expiration November 2011, Exercise Price: $117.00	56	45,416
Expiration November 2011, Exercise Price: $118.00	158	136,354
Expiration November 2011, Exercise Price: $119.00	45	41,220
Expiration November 2011, Exercise Price: $120.00	90	89,100
Total Put Options		1,166,551

TOTAL PURCHASED OPTIONS (Cost $938,868)		$1,247,026

Total Investments (Cost $38,837,111) - 56.8%		37,671,563

Other Assets in Excess of Liabilities - 43.2%		28,618,335
TOTAL NET ASSETS - 100.0%		$66,289,898

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PIK	Payment In-Kind

(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at September 30, 2011.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2011, the market value of these securities total $446,809 which represents 0.7% of total net assets.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2011, the market value of these securities total $337,417 which represents 0.5% of total net assets.
(f) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At September 30, 2011, the market value of these securities total $1,794,974 which represents 2.7% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:
Cost of investments		$40,154,459
Gross unrealized appreciation		1,954,838
Gross unrealized depreciation		(4,437,734)
Net unrealized depreciation		$(2,482,896)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 1.6%
Computer and Electronic Product Manufacturing - 0.3%
Nokia OYJ SpA - ADR		30,688	$173,694
Credit Intermediation and Related Activities - 0.1%
Credit Suisse Group AG - ADR		1,247	32,721
Royal Bank of Scotland Group PLC - ADR		4,979	35,500
Total Credit Intermediation and Related Activities			68,221

Diversified Financials - 0.0%
UBS AG		2,379	27,192
Machinery Manufacturing - 0.6%
ITT Corp.		10,125	425,250
Publishing Industries (except Internet) - 0.5%
Blackboard, Inc.		6,812	304,224
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Deutsche Bank AG		7,786	35,856
TOTAL COMMON STOCKS (Proceeds $1,031,885)			$1,034,437

INVESTMENT COMPANIES - 13.4%
CurrencyShares Euro Trust		4,423	590,338
Industrial Select Sector SPDR Fund		18,625	544,036
iShares Russell 2000 Index Fund		48,825	3,137,006
SPDR S&P 500 ETF Trust		40,657	4,601,153
TOTAL INVESTMENT COMPANIES (Proceeds $10,378,098)			$8,872,533

		Principal
		Amount
CORPORATE BONDS - 2.3%
Retail Trade - 0.5%
Brookstone Co, Inc.		$500,000	352,500
13.000%, 10/15/2014 (Acquired 8/24/2011, Cost $404,995) (a)
Telecommunications - 1.8%
Sprint Capital Corp.		1,570,000	1,173,575
6.875%, 11/15/2028
TOTAL CORPORATE BONDS (Proceeds $1,747,335)			$1,526,075

Total Securities Sold Short (Proceeds $13,157,318) - 17.3%			$11,433,045

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2011, the market value of these securities total $352,500 which represents 0.5% of total net assets.

Underlying Funds Trust
Event Driven
Schedule of Options Written
September 30, 2011 (Unaudited)
		Fair
	Contracts	Value
Call Options
Assured Guaranty Ltd.
Expiration: November 2011, Exercise Price: $15.00	384	$16,896
Cablevision Systems Corp.
Expiration: October 2011, Exercise Price: $17.00	23	863
Expiration: October 2011, Exercise Price: $18.00	263	6,575
Expiration: October 2011, Exercise Price: $20.00	23	57
Comcast Corp.
Expiration: October 2011, Exercise Price: $24.00	91	546
Consol Energy Inc.
Expiration: October 2011, Exercise Price: $38.00	11	1,067
Expiration: October 2011, Exercise Price: $40.00	23	1,334
CurrencyShares Euro Trust
Expiration: December 2011, Exercise Price: $143.00	35	2,835
Expiration: December 2011, Exercise Price: $149.00	20	420
Expiration: December 2011, Exercise Price: $150.00	60	1,050
Exelon Corp.
Expiration: October 2011, Exercise Price: $44.00	91	4,550
Flowserve Corp.
Expiration: October 2011, Exercise Price: $80.00	45	9,225
Moody's Corp.
Expiration: November 2011, Exercise Price: $33.00	384	56,256
PepsiCo Inc.
Expiration: October 2011, Exercise Price: $65.00	12	600
Rock-Tenn Co.
Expiration: October 2011, Exercise Price: $55.00	135	9,450
Expiration: October 2011, Exercise Price: $60.00	0	–
News Corp.
Expiration: October 2011, Exercise Price: $17.00	124	2,604
SLM Corp.
Expiration: October 2011, Exercise Price: $13.00	23	1,242
Expiration: October 2011, Exercise Price: $14.00	102	1,989
SPDR Gold Shares
Expiration: October 2011, Exercise Price: $170.00	11	1,452
Expiration: November 2011, Exercise Price: $170.00	45	15,345
SPDR Barclays Capital High Yield Bond ETF
Expiration: December 2011, Exercise Price: $38.00	384	10,560
SPDR S&P 500 ETF Trust
Expiration: November 2011, Exercise Price: $128.00	169	13,013
Expiration: November 2011, Exercise Price: $129.00	45	2,700
Total Call Options		160,629

Put Options
AMC Networks Inc.
Expiration: October 2011, Exercise Price: $35.00	37	13,875
Expiration: November 2011, Exercise Price: $30.00	11	2,200
Assured Guaranty Ltd.
Expiration: November 2011, Exercise Price: $8.00	384	19,968
Cablevision Systems Corp.
Expiration: October 2011, Exercise Price: $16.00	23	2,243
Industrial Select Sector SPDR Fund
Expiration: October 2011, Exercise Price: $29.00	11	1,320
iShares FTSE China 25 Index Fund
Expiration: November 2011, Exercise Price: $29.00	68	10,472
iShares Russell 2000 Index Fund
Expiration: October 2011, Exercise Price: $60.00	90	15,750
Expiration: November 2011, Exercise Price: $62.00	225	52,875
Expiration: November 2011, Exercise Price: $62.00	11	4,136
MBIA, Inc.
Expiration: January 2012, Exercise Price: $5.00	789	56,019
Moody's Corp.
Expiration: November 2011, Exercise Price: $23.00	499	37,425
News Corp.
Expiration: October 2011, Exercise Price: $16.00	56	5,320
PowerShares DB US Dollar Index Bullish Fund
Expiration: , Exercise Price:	225	6,975
Research In Motion Ltd.
Expiration: November 2011, Exercise Price: $18.00	586	70,320
Rock-Tenn Co.
Expiration: October 2011, Exercise Price: $50.00	34	11,390
SPDR Barclays Capital High Yield Bond ETF
Expiration: December 2011, Exercise Price: $33.00	768	57,600
SPDR Gold Shares
Expiration: November 2011, Exercise Price: $149.00	45	19,125
SPDR S&P 500 ETF Trust
Expiration: September 2011, Exercise Price: $114.00	0	–
Expiration: October 2011, Exercise Price: $95.00	23	1,311
Expiration: October 2011, Exercise Price: $100.00	99	10,890
Expiration: October 2011, Exercise Price: $105.00	56	10,864
Expiration: October 2011, Exercise Price: $111.00	45	16,200
Expiration: November 2011, Exercise Price: $98.00	11	2,420
Expiration: November 2011, Exercise Price: $108.00	158	70,942
Expiration: November 2011, Exercise Price: $111.00	56	30,856
Expiration: November 2011, Exercise Price: $114.00	45	30,375
Expiration: November 2011, Exercise Price: $115.00	90	64,620
Yahoo! Inc.
Expiration: October 2011, Exercise Price: $13.00	207	16,146
Total Put Options		641,637

Total Options Written (Premiums received $644,841)		$802,266

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (Unaudited):

Description		Level 1	Level 2		Level 3		Total
Common Stocks		$29,117,072	$709,232	(1)	$391,641	(2)	$30,217,945
Preferred Stocks		548,115	-		-		548,115
Corporate Bonds		-	4,186,367		565,376		4,751,743
Escrow Notes		2,190	-		114,512		116,702
Investment Companies		50,186	-		-		50,186
Rights		11,660	-		723,445		735,105
Warrants		4,741	-		-		4,741
Purchased Options		1,247,026	-		-		1,247,026
Repurchase Agreements		-	-		-		-
Total Long Investments in Securities		$30,980,990	$4,895,599		$1,794,974		$37,671,563

Securities Sold Short:
Common Stocks		1,034,437	-		-		1,034,437
Investment Companies		8,872,533	-		-		8,872,533
Convertible Bonds		-	-		-		-
Corporate Bonds		-	1,526,075		-		1,526,075
Total Securities Sold Short		$9,906,970	$1,526,075		$-		$11,433,045

Written Options		$802,266	$-		$-		$802,266

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Apparel and Manufacturing	$544,192
	Publishing Industries (except Internet)	165,040
		$709,232

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Food Services and Drinking Places	$4,780
	Paper Manufacturing	386,861
		$391,641

Transfers into Level 1		$-
Transfers out of Level 1		(4,780)
Net transfers in and/or out of Level 1		$(4,780)
Transfers were made out of Level 1 into Level 3 due to securities being priced with unobservable inputes versus being valued in an active market.

Transfers into Level 2		$674,212
Transfers out of Level 2		(10)
Net transfers in and/or out of Level 2		$674,202
Transfers were made into Level 2 from Level 3 due to securities being valued with broker prices in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$4,521,689
Accrued discounts/premiums		303,914
Realized gain (loss)		1,908,428
Change in unrealized appreciation		(909,907)
Purchases		1,291,253
Sales		(4,650,981)
Transfer in and/or out of Level 3		(669,422)
Balance as of September 30, 2011		$1,794,974

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2011		$(958,429)

Transfers between levels are recognized at the end of the reporting period.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$1,247,026
Written Options			Written option contracts, at value	$802,266
Total		$1,247,026		$802,266

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
September 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 62.6%
Administration of Human Resource Programs - 0.5%
Express Scripts, Inc. (a)	20,100	$745,107
Administrative and Support Services - 0.7%
Expedia, Inc.	16,700	430,025
MakeMyTrip Ltd. (a)	1,400	30,912
OpenTable, Inc. (a)	11,000	506,110
Total Administrative and Support Services		967,047

Air Transportation - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	19,148	637,437
XPO Logistics, Inc. (a)	16,759	128,541
Total Air Transportation		765,978

Ambulatory Health Care Services - 0.2%
Lincare Holdings, Inc.	3,600	81,000
Metropolitan Health Networks, Inc. (a)	31,450	142,783
Total Ambulatory Health Care Services		223,783

Apparel Manufacturing - 0.2%
G-III Apparel Group Ltd. (a)	2,668	60,990
Oxford Industries, Inc.	4,536	155,585
Total Apparel Manufacturing		216,575

Beverage and Tobacco Product Manufacturing - 0.2%
Wendy's Co.	51,815	237,831
Building Material and Garden Equipment and Supplies Dealers - 0.5%
Home Depot, Inc.	21,700	713,279
Chemical Manufacturing - 4.9%
Alkermes PLC (a)	96,596	1,474,055
Bristol-Myers Squibb Co.	13,500	423,630
Celgene Corp. (a)	9,400	582,048
CF Industries Holdings, Inc.	1,865	230,122
Cubist Pharmaceuticals, Inc. (a)	26,800	946,576
Huntsman Corp.	2,606	25,200
Kronos Worldwide, Inc.	4,746	76,316
Ligand Pharmaceuticals, Inc. - Class B (a)	12,100	165,528
Perrigo Co.	501	48,652
Pfizer, Inc.	36,900	652,392
Potash Corp. of Saskatchewan, Inc. - ADR	5,202	224,830
Salix Pharmaceuticals Ltd. (a)	12,100	358,160
STR Holdings, Inc. (a)	83,180	674,590
Teva Pharmaceutical Industries Ltd. - ADR	25,700	956,554
Total Chemical Manufacturing		6,838,653

Clothing and Clothing Accessories Stores - 2.2%
Carter's, Inc. (a)	27,850	850,539
Cato Corp.	34,032	767,762
Chico's FAS, Inc.	47,950	548,068
DSW, Inc. - Class A (a)	2,655	122,608
The Finish Line, Inc. - Class A	42,100	841,579
Total Clothing and Clothing Accessories Stores		3,130,556

Commercial Services & Supplies - 0.1%
Team, Inc. (a)	7,597	159,385
Computer and Electronic Product Manufacturing - 9.2%
Agilent Technologies, Inc. (a)	21,500	671,875
Analogic Corp.	2,296	104,261
Angeion Corp. (a)	16,100	72,611
Apple, Inc. (a)	3,595	1,370,342
Cavium, Inc. (a)	5,400	145,854
Ceva, Inc. (a)	13,799	335,454
Cisco Systems, Inc.	40,000	619,600
EMC Corp. (a)	44,900	942,451
FEI Co. (a)	9,205	275,781
Formfactor, Inc. (a)	33,000	205,590
GeoEye, Inc. (a)	13,983	396,418
Harmonic, Inc. (a)	45,890	195,491
Hologic, Inc. (a)	45,400	690,534
Integrated Device Technology, Inc. (a)	111,910	576,337
International Rectifier Corp. (a)	35,180	655,052
Jabil Circuit, Inc.	14,924	265,498
Micron Technology, Inc. (a)	34,305	172,897
Newport Corp. (a)	87,850	949,658
OSI Systems, Inc. (a)	13,014	436,229
Plantronics, Inc.	25,710	731,449
Polycom, Inc. (a)	11,623	213,515
Powerwave Technologies, Inc. (a)	315,000	541,800
RF Micro Devices, Inc. (a)	58,543	371,163
Spectranetics Corp. (a)	76,347	545,118
St. Jude Medical, Inc.	18,900	683,991
Tessera Technologies, Inc. (a)	35,000	417,900
Trimble Navigation Ltd. (a)	7,607	255,215
Total Computer and Electronic Product Manufacturing		12,842,084

Consumer Services - 0.1%
Buffalo Wild Wings, Inc. (a)	2,559	153,028
Couriers and Messengers - 0.2%
Air Transport Services Group, Inc. (a)	75,530	327,045
Credit Intermediation and Related Activities - 2.3%
Cardtronics, Inc. (a)	49,990	1,145,771
Citigroup, Inc.	18,000	461,160
Heartland Payment Systems, Inc.	10,513	207,316
New York Community Bancorp, Inc.	12,807	152,403
Visa, Inc.	4,000	342,880
Wells Fargo & Co.	35,000	844,200
Total Credit Intermediation and Related Activities		3,153,730

Data Processing, Hosting and Related Services - 2.4%
Google, Inc. - Class A (a)	3,050	1,568,859
Juniper Networks, Inc. (a)	16,500	284,790
NCR Corp. (a)	36,100	609,729
NIC, Inc.	58,407	668,760
Riverbed Technology, Inc. (a)	14,500	289,420
Total Data Processing, Hosting and Related Services		3,421,558

Educational Services - 0.1%
American Public Education, Inc. (a)	4,364	148,376
Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
Catch The Wind Ltd. (a)	148,000	26,835
Helix Wind Corp. (a)	301,628	30
KVH Industries, Inc. (a)	20,010	158,279
Total Electrical Equipment, Appliance, and Component Manufacturing		185,144

Fabricated Metal Product Manufacturing - 0.6%
Kaydon Corp.	20,400	585,072
NCI Building Systems, Inc. (a)	25,937	196,084
Total Fabricated Metal Product Manufacturing		781,156

Food Manufacturing - 1.3%
The JM Smucker Co.	9,777	712,645
TreeHouse Foods, Inc. (a)	17,884	1,105,947
Total Food Manufacturing		1,818,592

Forestry and Logging - 0.0%
Shanghai Songrui Forestry Products, Inc. (a) (c)	660,000	0
Funds, Trusts, and Other Financial Vehicles - 0.6%
Financial Engines, Inc. (a)	45,260	819,659
Furniture and Related Product Manufacturing - 0.4%
Pier 1 Imports, Inc. (a)	16,859	164,881
Select Comfort Corp. (a)	31,043	433,671
Total Furniture and Related Product Manufacturing		598,552

General Merchandise Stores - 0.6%
Kohl's Corp.	17,109	840,052
Heavy and Civil Engineering Construction - 1.5%
Arris Group, Inc. (a)	74,873	771,192
Chicago Bridge & Iron Co. NV	23,800	681,394
Impregilo SpA	72,000	179,901
Quanta Services, Inc. (a)	28,002	526,158
Total Heavy and Civil Engineering Construction		2,158,645

Insurance Carriers and Related Activities - 1.0%
Hilltop Holdings, Inc. (a)	82,020	591,364
Humana, Inc.	10,450	760,029
Total Insurance Carriers and Related Activities		1,351,393

Machinery Manufacturing - 0.5%
Middleby Corp. (a)	2,686	189,255
Scientific Games Corp. - Class A (a)	75,840	539,981
Total Machinery Manufacturing		729,236

Merchant Wholesalers, Durable Goods - 0.4%
Beacon Roofing Supply, Inc. (a)	31,200	498,888
Miscellaneous Manufacturing - 6.0%
Align Technology, Inc. (a)	39,830	604,221
Alphatec Holdings, Inc. (a)	114,000	240,540
AtriCure, Inc. (a)	152,701	1,487,308
Covidien PLC	35,000	1,543,500
Haemonetics Corp. (a)	22,568	1,319,777
Merit Medical Systems, Inc. (a)	8,925	117,274
Orthofix International NV (a)	16,296	562,375
Stryker Corp.	11,700	551,421
Teleflex, Inc.	13,200	709,764
TranS1, Inc. (a)	102,400	307,200
Vascular Solutions, Inc. (a)	19,500	223,275
Volcano Corp. (a)	26,800	794,084
Total Miscellaneous Manufacturing		8,460,739

Miscellaneous Store Retailers - 0.0%
Appliance Recycling Centers of America, Inc. (a)	3,500	15,470
Motion Picture and Sound Recording Industries - 0.8%
The Walt Disney Co.	9,800	295,568
Rovi Corp. (a)	18,810	808,454
Total Motion Picture and Sound Recording Industries		1,104,022

Motor Vehicle and Parts Dealers - 0.3%
Copart, Inc. (a)	10,300	402,936
Nonstore Retailers - 1.1%
Valuevision Media, Inc. - Class A (a)	106,030	250,231
World Fuel Services Corp.	40,630	1,326,569
Total Nonstore Retailers		1,576,800

Oil and Gas Extraction - 0.7%
Anadarko Petroleum Corp.	8,400	529,620
Endeavour International Corp. (a)	10,000	79,800
Goodrich Petroleum Corp. (a)	11,133	131,592
Gulfport Energy Corp. (a)	6,000	145,080
Marathon Oil Corp.	3,000	64,740
Total Oil and Gas Extraction		950,832

Other Information Services - 0.4%
Yandex NV - Class A (a)	30,000	612,300
Petroleum and Coal Products Manufacturing - 1.2%
Exxon Mobil Corp.	5,000	363,150
Royal Dutch Shell PLC - ADR	20,800	1,290,640
Total Petroleum and Coal Products Manufacturing		1,653,790

Pipeline Transportation - 0.3%
El Paso Corp.	24,800	433,504
Professional, Scientific, and Technical Services - 5.0%
Alliance Data Systems Corp. (a)	9,970	924,219
Anixter International, Inc.	5,629	267,040
Barnes Group, Inc.	22,600	435,050
Booz Allen Hamilton Holding Corp. (a)	8,316	123,659
CACI International, Inc. - Class A (a)	2,223	111,016
The Hackett Group, Inc. (a)	33,471	124,847
HealthStream, Inc. (a)	16,800	215,544
Jack Henry & Associates, Inc.	15,000	434,700
MICROS Systems, Inc. (a)	6,136	269,465
Mistras Group, Inc. (a)	33,380	586,153
National CineMedia, Inc.	63,931	927,639
RTI Biologics, Inc. (a)	255,900	841,911
SAIC, Inc. (a)	7,970	94,126
Sourcefire, Inc. (a)	21,080	564,101
ValueClick, Inc. (a)	51,631	803,378
Zogenix, Inc. (a)	115,100	210,633
Total Professional, Scientific, and Technical Services		6,933,481

Publishing Industries (except Internet) - 5.1%
BroadSoft, Inc. (a)	6,000	182,100
Brocade Communications Systems, Inc. (a)	282,510	1,220,443
CA, Inc.	34,800	675,468
DealerTrack Holdings, Inc. (a)	22,696	355,647
Magma Design Automation (a)	408,355	1,858,015
Microsoft Corp.	90,900	2,262,501
Opnet Technologies, Inc.	14,345	500,784
VeriFone Systems, Inc. (a)	4,046	141,691
Total Publishing Industries (except Internet)		7,196,649

Rental and Leasing Services - 2.0%
Electro Rent Corp.	32,992	455,619
GATX Corp.	14,000	433,860
RSC Holdings, Inc. (a)	201,883	1,439,426
Ryder System, Inc.	14,100	528,891
Total Rental and Leasing Services		2,857,796

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
JPMorgan Chase & Co.	24,000	722,880
Morgan Stanley	38,000	513,000
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		1,235,880

Sporting Goods, Hobby, Book, and Music Stores - 0.3%
Hibbett Sports, Inc. (a)	10,533	356,992
Support Activities for Mining - 1.5%
Atwood Oceanics, Inc. (a)	4,514	155,101
Helix Energy Solutions Group, Inc. (a)	31,390	411,209
MasTec, Inc. (a)	36,430	641,533
Noble Corp.	23,429	687,641
Superior Energy Services, Inc. (a)	9,200	241,408
Total Support Activities for Mining		2,136,892

Telecommunications - 1.7%
AboveNet, Inc.	22,617	1,212,271
Alcatel-Lucent - ADR(a)	125,000	353,750
Earthlink, Inc.	115,241	752,524
ORBCOMM, Inc. (a)	15,700	40,035
Total Telecommunications		2,358,580

Transportation Equipment Manufacturing - 2.5%
Daimler AG (a)	4,000	177,400
Dorman Products, Inc. (a)	20,349	673,145
Ford Motor Co. (a)	86,000	831,620
General Electric Co.	52,000	792,480
Lear Corp.	9,200	394,680
United Technologies Corp.	5,400	379,944
Wabash National Corp. (a)	46,862	223,532
Total Transportation Equipment Manufacturing		3,472,801

Truck Transportation - 0.4%
Landstar System, Inc.	12,560	496,874
Utilities - 1.1%
Covanta Holding Corp.	37,800	574,182
NorthWestern Corp.	28,748	918,211
Total Utilities		1,492,393

TOTAL COMMON STOCKS (Cost $95,837,050)		$87,574,063

PURCHASED OPTIONS - 0.7%
Call Options - 0.1%	Contracts
Avon Products, Inc.
Expiration November 2011, Exercise Price: $21.00	160	10,400
Chipotle Mexican Grill, Inc.
Expiration October 2011, Exercise Price: $325.00	15	10,650
Crown Holdings, Inc.
Expiration October 2011, Exercise Price: $36.00	120	1,200
CSX Corp.
Expiration October 2011, Exercise Price: $22.50	180	900
DreamWorks Animation SKG, Inc.
Expiration October 2011, Exercise Price: $20.00	60	2,250
Expiration November 2011, Exercise Price: $22.50	140	5,600
Financial Select Sector SPDR Fund
Expiration November 2011, Exercise Price: $12.00	1,000	82,000
Ford Motor Co.
Expiration November 2011, Exercise Price: $10.00	270	17,820
General Dynamics Corp.
Expiration October 2011, Exercise Price: $60.00	30	2,760
Expiration October 2011, Exercise Price: $62.50	60	2,280
Itron, Inc.
Expiration October 2011, Exercise Price: $35.00	50	1,250
Expiration October 2011, Exercise Price: $40.00	120	600
Legg Mason, Inc.
Expiration January 2012, Exercise Price: $35.00	150	9,000
Lexmark International, Inc.
Expiration November 2011, Exercise Price: $31.00	120	10,920
Molson Coors Brewing Co.
Expiration October 2011, Exercise Price: $45.00	120	1,800
Expiration November 2011, Exercise Price: $45.00	60	2,100
Netflix, Inc.
Expiration October 2011, Exercise Price: $115.00	40	19,000
Pitney Bowes, Inc.
Expiration November 2011, Exercise Price: $21.00	168	4,620
Staples, Inc.
Expiration October 2011, Exercise Price: $14.00	60	2,100
Expiration October 2011, Exercise Price: $15.00	180	2,700
Total Call Options		189,950

Put Options - 0.6%
Avon Products, Inc.
Expiration November 2011, Exercise Price: $20.00	120	19,200
Crown Holdings, Inc.
Expiration October 2011, Exercise Price: $30.00	120	14,400
Expeditors International of Washington, Inc.
Expiration November 2011, Exercise Price: $40.00	120	32,700
iPATH S&P 500 VIX Short-Term Futures ETN
Expiration October 2011, Exercise Price: $50.00	300	26,400
iShares Russell 2000 Index Fund
Expiration October 2011, Exercise Price: $62.00	99	23,265
Expiration October 2011, Exercise Price: $64.00	99	30,690
Lexmark International, Inc.
Expiration October 2011, Exercise Price: $30.00	120	39,600
Lockheed Martin Corp.
Expiration November 2011, Exercise Price: $72.50	60	21,600
Netflix, Inc.
Expiration October 2011, Exercise Price: $130.00	40	80,400
SPDR S&P 500 ETF Trust
Expiration October 2011, Exercise Price: $124.00	135	154,980
Expiration November 2011, Exercise Price: $120.00	268	265,320
Yandex NV
Expiration October 2011, Exercise Price: $22.00	360	90,000
Total Put Options		798,555

TOTAL PURCHASED OPTIONS (Cost $950,361)		$988,505

MONEY MARKET FUNDS - 11.1%
STIT - Liquid Assets Portfolio
0.10% (b)	15,552,733	15,552,733
TOTAL MONEY MARKET FUNDS (Cost $15,552,733)		15,552,733

Total Investments (Cost $112,340,144) - 74.4%		$104,115,301

Other Assets in Excess of Liabilities - 25.6%		35,795,694
TOTAL NET ASSETS - 100.0%		$139,910,995

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2011.
(c)		Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of the investments). At September 30, 2011, the market value of these securities total $0
	which represent 0.0% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:
Cost of investments		$113,514,326
Gross unrealized appreciation		2,857,243
Gross unrealized depreciation		(12,256,268)
Net unrealized depreciation		$(9,399,025)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 20.2%
Accommodation - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.		7,700	$298,914
Administrative and Support Services - 0.3%
Mantech International Corp. - Class A		12,741	399,813
Ambulatory Health Care Services - 0.2%
Edwards Lifesciences Corp.		3,200	228,096
Apparel Manufacturing - 0.1%
Maidenform Brands, Inc.		2,223	52,040
True Religion Apparel, Inc.		2,810	75,758
Total Apparel Manufacturing			127,798

Beverage and Tobacco Product Manufacturing - 0.3%
Molson Coors Brewing Co. - Class B		12,000	475,320
Building Material and Garden Equipment and Supplies Dealers - 0.3%
Titan Machinery, Inc.		22,283	398,866
Chemical Manufacturing - 2.0%
Amyris, Inc.		19,660	397,918
Avon Products, Inc.		16,000	313,600
BioCryst Pharmaceuticals, Inc.		33,000	91,080
LSB Industries, Inc.		14,549	417,120
Medifast, Inc.		15,080	243,542
Onyx Pharmaceuticals, Inc.		12,580	377,526
Perrigo Co.		1,700	165,087
Questcor Pharmaceuticals, Inc.		5,900	160,834
Seattle Genetics, Inc.		12,500	238,250
Spectrum Pharmaceuticals, Inc.		24,900	189,987
USANA Health Sciences, Inc.		5,470	150,425
Total Chemical Manufacturing			2,745,369

Clothing and Clothing Accessories Stores - 1.0%
Carter's, Inc.		2,696	82,336
Lululemon Athletica, Inc.		11,600	564,340
Saks, Inc.		81,070	709,362
Total Clothing and Clothing Accessories Stores			1,356,038

Computer and Electronic Product Manufacturing - 2.5%
Badger Meter, Inc.		7,402	214,140
Benchmark Electronics, Inc.		616	8,014
Danaher Corp.		11,100	465,534
DragonWave, Inc.		27,290	90,057
FEI Co.		6,900	206,724
Fossil, Inc.		3,953	320,430
Itron, Inc.		5,200	153,400
Lexmark International, Inc. - Class A		22,440	606,553
NVE Corp.		4,290	260,232
NxStage Medical, Inc.		11,400	237,804
Omnivision Technologies, Inc.		20,970	294,419
Sigma-Aldrich Corp.		7,000	432,530
Sirona Dental Systems, Inc.		2,990	126,806
Ultratech, Inc.		9,172	157,300
Total Computer and Electronic Product Manufacturing			3,573,943

Credit Intermediation and Related Activities - 0.5%
M&T Bank Corp.		1,970	137,703
World Acceptance Corp.		9,816	549,205
Total Credit Intermediation and Related Activities			686,908

Data Processing, Hosting and Related Services - 0.1%
CommVault Systems, Inc.		4,816	178,481
Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
Regal-Beloit Corp.		1,962	89,036
Whirlpool Corp.		3,050	152,225
Total Electrical Equipment, Appliance, and Component Manufacturing			241,261

Fabricated Metal Product Manufacturing - 0.3%
Kaydon Corp.		14,304	410,239
Food Manufacturing - 0.6%
B&G Foods, Inc.		33,497	558,730
Green Mountain Coffee Roasters, Inc.		2,530	235,138
Total Food Manufacturing			793,868

Food Services and Drinking Places - 0.3%
Chipotle Mexican Grill, Inc.		1,500	454,425
Insurance Carriers and Related Activities - 0.2%
Protective Life Corp.		22,360	349,487
Machinery Manufacturing - 1.3%
Caterpillar, Inc.		889	65,644
II-VI, Inc.		15,025	262,937
NACCO Industries, Inc. - Class A		6,983	442,722
Nordson Corp.		5,559	220,915
Pitney Bowes, Inc.		16,800	315,840
Tennant Co.		12,913	456,733
Total Machinery Manufacturing			1,764,791

Merchant Wholesalers, Durable Goods - 0.3%
Henry Schein, Inc.		6,500	403,065
Merchant Wholesalers, Nondurable Goods - 0.5%
Ralph Lauren Corp.		5,100	661,470
Mining (except Oil and Gas) - 0.1%
Avalon Rare Metals, Inc.		33,300	89,577
Miscellaneous Manufacturing - 1.5%
Abaxis, Inc.		22,736	520,882
CONMED Corp.		13,963	321,288
DiaSorin SpA		9,500	352,045
Intuitive Surgical, Inc.		300	109,284
MAKO Surgical Corp.		6,000	205,320
Medtronic, Inc.		10,700	355,668
Symmetry Medical, Inc.		32,900	253,988
Total Miscellaneous Manufacturing			2,118,475

Miscellaneous Store Retailers - 0.2%
Staples, Inc.		18,000	239,400
Motion Picture and Sound Recording Industries - 0.6%
The Walt Disney Co.		6,500	196,040
DreamWorks Animation SKG, Inc. - Class A		20,000	363,600
Rovi Corp. (a)		6,572	282,465
Total Motion Picture and Sound Recording Industries			842,105

Motor Vehicle and Parts Dealers - 0.0%
Group 1 Automotive, Inc.		1,760	62,568
Nonstore Retailers - 0.1%
Nutrisystem, Inc		7,180	86,950
Oil and Gas Extraction - 0.3%
KiOR, Inc. - Class A		9,290	192,675
Northern Oil and Gas, Inc.		9,000	174,510
Total Oil and Gas Extraction			367,185

Paper Manufacturing - 0.1%
Avery Dennison Corp.		6,360	159,509
Professional, Scientific, and Technical Services - 2.3%
Acorda Therapeutics, Inc.		13,660	272,654
China Kanghui Holdings, Inc. - ADR		7,100	138,450
Constant Contact, Inc.		25,040	432,942
Fluor Corp.		5,051	235,124
Heidrick & Struggles International, Inc.		9,274	152,557
Incyte Corp. Ltd.		15,680	219,050
International Business Machines Corp.		3,300	577,599
Korn/Ferry International		2,616	31,889
Plexus Corp.		6,176	139,701
Regeneron Pharmaceuticals, Inc.		7,140	415,548
VCA Antech, Inc.		41,975	670,760
Total Professional, Scientific, and Technical Services			3,286,274

Publishing Industries (except Internet) - 0.9%
Open Text Corp.		17,170	894,900
Ultimate Software Group, Inc.		7,083	330,918
Total Publishing Industries (except Internet)			1,225,818

Real Estate - 0.4%
Coresite Realty Corp.		11,000	157,850
HCP, Inc.		12,100	424,226
Total Real Estate			582,076

Rental and Leasing Services - 0.1%
Netflix, Inc.		840	95,054
Specialty Trade Contractors - 0.0%
EMCOR Group, Inc.		3,498	71,114
Telecommunications - 0.4%
Verizon Communications, Inc.		14,000	515,200
Textile Product Mills - 0.1%
Mohawk Industries, Inc.		3,856	165,461
Transportation Equipment Manufacturing - 1.6%
Aerovironment, Inc.		3,790	106,688
General Dynamics Corp.		6,000	341,340
Harley-Davidson, Inc.		14,826	508,977
Meritor, Inc.		19,110	134,917
Polaris Industries, Inc.		10,630	531,181
Spirit Aerosystems Holdings, Inc. - Class A		10,030	159,978
Titan International, Inc.		29,213	438,195
Total Transportation Equipment Manufacturing			2,221,276

Truck Transportation - 0.1%
Swift Transportation Co.		27,930	179,869
Waste Management and Remediation Services - 0.1%
Stericycle, Inc.		2,200	177,584
Wholesale Electronic Markets and Agents and Brokers - 0.1%
PSS World Medical, Inc.		8,100	159,489
TOTAL COMMON STOCKS (Proceeds $32,676,122)			$28,193,136

EXCHANGE TRADED FUNDS - 10.8%
Consumer Discretionary Select Sector SPDR Fund		990	34,571
Consumer Staples Select Sector SPDR Fund		5,209	154,707
Health Care Select Sector SPDR Fund		40,200	1,275,144
Industrial Select Sector SPDR Fund		318	9,289
iPATH S&P 500 VIX Short-Term Futures ETN		21,900	1,168,803
iShares Russell 2000 Index Fund		32,800	2,107,505
Oil Services Holders Trust		313	32,273
Powershares QQQ Trust Series 1		73,000	3,833,960
SPDR S&P 500 ETF Trust		46,700	5,285,039
SPDR S&P MidCap 400 ETF Trust		6,087	865,145
Technology Select Sector SPDR Fund		15,120	356,379
TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,135,883)			$15,122,815

Total Securities Sold Short (Proceeds $48,812,005)			$43,315,951

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
September 30, 2011 (Unaudited)
		Fair
	Contracts	Value
CALL OPTIONS
Chipotle Mexican Grill, Inc.
Expiration: November 2011, Exercise Price: $370.00	30	$9,300
iPATH S&P 500 VIX Short-Term Futures ETN
Expiration: October 2011, Exercise Price: $59.00	410	110,700
Expiration: October 2011, Exercise Price: $60.00	300	21,000
Total Call Options		141,000

PUT OPTIONS
Avon Products, Inc.
Expiration: November 2011, Exercise Price: $17.00	120	5,400
Capital One Financial Corp.
Expiration: October 2011, Exercise Price: $37.00	250	35,000
Chipotle Mexican Grill, Inc.
Expiration: November 2011, Exercise Price: $250.00	15	10,800
Expeditors International of Washington, Inc.
Expiration: November 2011, Exercise Price: $35.00	120	14,100
Financial Select Sector SPDR Fund
Expiration: November 2011, Exercise Price: $10.00	1,750	9,750
Expiration: December 2011, Exercise Price: $9.00	1,750	63,000
Ford Motor Co.
Expiration: December 2011, Exercise Price: $7.00	540	10,800
Illumina, Inc.
Expiration: October 2011, Exercise Price: $40.00	26	5,200
iShares Russell 2000 Index Fund
Expiration: October 2011, Exercise Price: $57.00	99	10,098
Expiration: October 2011, Exercise Price: $59.00	99	14,652
JPMorgan Chase & Co.
Expiration: October 2011, Exercise Price: $33.00	215	75,250
Lexmark International, Inc.
Expiration: October 2011, Exercise Price: $26.00	120	11,400
Lincare Holdings, Inc.
Expiration: October 2011, Exercise Price: $20.00	93	930
Expiration: October 2011, Exercise Price: $21.00	33	825
Lockheed Martin Corp.
Expiration: November 2011, Exercise Price: $67.50	60	11,640
Micron Technology, Inc.
Expiration: October 2011, Exercise Price: $5.00	1,100	39,600
Netflix, Inc.
Expiration: October 2011, Exercise Price: $95.00	40	13,000
OpenTable, Inc.
Expiration: November 2011, Exercise Price: $40.00	55	14,575
Staples, Inc.
Expiration: October 2011, Exercise Price: $12.00	180	3,150
Teva Pharmaceutical Industries Ltd.
Expiration: October 2011, Exercise Price: $35.00	68	4,012
Yandex NV
Expiration October 2011, Exercise Price: $21.00	60	10,500
Total Put Options		363,682

Total Options Written (Premiums received $347,321)		$504,682

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$87,574,063	$-	$-	(1) (2)	$87,574,063
Purchased Options	988,505	-	-		988,505
Money Market Funds	15,552,733	-	-		15,552,733
Total Investment in Securities	$104,115,301	$-	$-		$104,115,301

Securities Sold Short:
Common Stocks	$(28,193,136)	$-	$-		$(28,193,136)
Exchange Traded Funds	(15,122,815)	-	-		(15,122,815)
Total Securities Sold Short	$(43,315,951)	$-	$-		$(43,315,951)

Written Options	$(504,682)	$-	$-		$(504,682)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Forestry and Logging	$-

(2) Amount is less than $ 0.50.

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities, at value
Balance as of December 31, 2010	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized (depreciation)	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2011	$-

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at September 30, 2011	$-

Transfers between levels are recognized at the end of the reporting period.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$988,505
Written Options			Written option contracts, at value	504,682
Total		$988,505		$504,682

Underlying Funds Trust
Managed Futures
Consolidated Schedule of Investments (a)
September 30, 2011 (Unaudited)
		Fair
	Shares	Value
MONEY MARKET FUNDS - 100.0%
STIT - Liquid Assets Portfolio
0.10% (b)	42,000,000	$42,000,000
TOTAL MONEY MARKET FUNDS (Cost $42,000,000)		42,000,000

Total Investments (Cost $42,000,000) - 100.0%		42,000,000

Other Liabilities in Excess of Assets - 0.0%		(4,603)
TOTAL NET ASSETS - 100.0%		$41,995,397

Percentages are stated as a percent of net assets.

(a)	Managed Futures may invest up to 25% of total assets in its Subsidiary, Hatteras Trading Advisors.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Managed Futures and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
September 29, 2011 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation.
(b) Rate shown is the seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:
Cost of investments	$42,000,000
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (unaudited):

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	$42,000,000	-	-	$42,000,000
Total Investments in Securities	$42,000,000	$-	$-	$42,000,000

There were no transfers into or out of Level 1 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Market Neutral
Schedule of Investments
September 30, 2011 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 67.8%
Administrative and Support Services - 0.8%
Equifax, Inc.		5,150	$158,311
Moody's Corp.		3,650	111,143
Rollins, Inc.		9,150	171,197
Total Administrative and Support Services			440,651

Ambulatory Health Care Services - 0.2%
Coventry Health Care, Inc. (a)		4,900	141,169
Beverage and Tobacco Product Manufacturing - 0.5%
Dr Pepper Snapple Group, Inc.		4,250	164,815
Lorillard, Inc.		1,000	110,700
Total Beverage and Tobacco Product Manufacturing			275,515

Broadcasting (except Internet) - 0.6%
Sirius XM Radio, Inc. (a)		229,650	346,771
Chemical Manufacturing - 1.9%
Eastman Chemical Co.		1,250	85,663
Huntsman Corp.		63,250	611,627
International Flavors & Fragrances, Inc.		2,850	160,227
Kronos Worldwide, Inc.		3,950	63,516
PPG Industries, Inc.		2,250	158,985
Total Chemical Manufacturing			1,080,018

Clothing and Clothing Accessories Stores - 0.6%
ANN, Inc. (a)		5,500	125,620
Chico's FAS, Inc.		7,550	86,297
Ltd. Brands, Inc.		3,650	140,561
Total Clothing and Clothing Accessories Stores			352,478

Computer and Electronic Product Manufacturing - 12.1%
Altera Corp.		3,050	96,167
Apple, Inc. (a)		4,315	1,644,792
Atmel Corp. (a)		32,705	263,929
Avago Technologies Ltd.		3,700	121,249
AVX Corp.		9,800	116,326
Cirrus Logic, Inc. (a)		11,060	163,024
Cypress Semiconductor Corp.		28,724	429,998
Fossil, Inc. (a)		1,750	141,855
Integrated Device Technology, Inc. (a)		71,959	370,589
Jabil Circuit, Inc.		7,550	134,315
Mine Safety Appliances Co.		4,150	111,884
NetApp, Inc. (a)		3,300	112,002
Oclaro, Inc. (a)		46,741	170,137
Qualcomm, Inc.		7,885	383,448
Raytheon Co.		31,300	1,279,231
Sigma-Aldrich Corp.		2,550	157,564
Sunpower Corp. (a)		19,170	140,900
Teradata Corp. (a)		6,051	323,910
Triumph Group, Inc.		10,800	526,392
United States Cellular Corp. (a)		3,050	120,932
Total Computer and Electronic Product Manufacturing			6,808,644

Credit Intermediation and Related Activities - 0.2%
International Bancshares Corp.		8,450	111,118
Data Processing, Hosting and Related Services - 2.8%
AOL, Inc. (a)		6,300	75,600
CommVault Systems, Inc. (a)		16,180	599,631
Equinix, Inc. (a)		4,315	383,301
Google Inc. (a)		982	505,121
Total Data Processing, Hosting and Related Services			1,563,653

Educational Services - 0.1%
ITT Educational Services Inc. (a)		1,350	77,733
Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
General Cable Corp. (a)		3,850	89,897
Hubbell, Inc.		2,250	111,465
Total Electrical Equipment, Appliance, and Component Manufacturing			201,362

Fabricated Metal Product Manufacturing - 0.9%
Crane Co.		2,700	96,363
Pentair, Inc.		12,900	412,929
Total Fabricated Metal Product Manufacturing			509,292

Food and Beverage Stores - 0.2%
The Kroger Co.		5,150	113,094
Food Manufacturing - 0.9%
Hormel Foods Corp.		5,500	148,610
Sara Lee Corp.		9,300	152,055
The Hershey Co.		3,450	204,378
Total Food Manufacturing			505,043

Food Services and Drinking Places - 1.2%
Brinker International, Inc.		7,250	151,670
Chipotle Mexican Grill, Inc. (a)		600	181,770
Starbucks Corp.		4,900	182,721
The Cheesecake Factory, Inc. (a)		6,100	150,365
Total Food Services and Drinking Places			666,526

General Merchandise Stores - 0.4%
Dollar Tree, Inc. (a)		2,850	214,063
Health and Personal Care Stores - 0.3%
Herbalife Ltd.		3,450	184,920
Heavy and Civil Engineering Construction - 0.2%
Chicago Bridge & Iron Co. NV		4,400	125,972
Hospitals - 0.2%
Universal Health Services Inc.		3,600	122,400
Insurance Carriers and Related Activities - 1.1%
Aetna, Inc.		3,300	119,955
Aflac, Inc.		2,950	103,103
Health Net, Inc. (a)		5,650	133,961
The Progressive Corp.		7,650	135,864
WellPoint, Inc.		1,800	117,504
Total Insurance Carriers and Related Activities			610,387

Machinery Manufacturing - 5.8%
Cummins, Inc.		10,900	890,094
Flowserve Corp.		14,360	1,062,640
Graco, Inc.		2,950	100,713
Lufkin Industries, Inc.		11,100	590,631
Nordson Corp.		2,650	105,311
Novellus Systems, Inc. (a)		5,200	141,752
Rockwell Automation, Inc.		1,900	106,400
WW Grainger, Inc.		1,250	186,925
Xerox Corp.		8,700	60,639
Total Machinery Manufacturing			3,245,105

Merchant Wholesalers, Durable Goods - 0.4%
Hill-Rom Holdings, Inc.		3,750	112,575
TRW Automotive Holdings Corp. (a)		2,950	96,553
Total Merchant Wholesalers, Durable Goods			209,128

Merchant Wholesalers, Nondurable Goods - 0.3%
AmerisourceBergen Corp.		4,400	163,988
Mining (except Oil and Gas) - 0.9%
Martin Marietta Materials, Inc.		8,000	505,760
Miscellaneous Manufacturing - 0.2%
Thoratec Corp. (a)		3,650	119,136
Miscellaneous Store Retailers - 0.5%
PetSmart, Inc.		4,100	174,865
Sotheby's		3,650	100,630
Total Miscellaneous Store Retailers			275,495

Nursing and Residential Care Facilities - 0.1%
Kindred Healthcare, Inc. (a)		6,600	56,892
Oil and Gas Extraction - 9.6%
Approach Resources, Inc. (a)		38,175	648,593
Cabot Oil & Gas Corp.		6,600	408,606
Cimarex Energy Co.		1,600	89,120
Comstock Resources, Inc. (a)		39,395	609,047
Devon Energy Corp.		14,900	826,056
Marathon Oil Corp.		45,300	977,574
Noble Energy, Inc.		1,750	123,900
Petroleum Development Corp. (a)		26,125	506,564
Pioneer Natural Resources Co.		7,200	473,544
Rex Energy Corp. (a)		48,600	614,790
SM Energy Co.		1,900	115,235
Total Oil and Gas Extraction			5,393,029

Other Information Services - 0.3%
IAC/InterActiveCorp. (a)		4,400	174,020
Paper Manufacturing - 0.7%
MeadWestvaco Corp.		16,635	408,556
Petroleum and Coal Products Manufacturing - 5.8%
Exxon Mobil Corp.		21,330	1,549,198
Hess Corp.		8,850	464,271
Hollyfrontier Corp.		21,322	559,063
Marathon Petroleum Corp.		16,650	450,549
Sunoco, Inc.		7,000	217,070
Total Petroleum and Coal Products Manufacturing			3,240,151

Pipeline Transportation - 1.2%
El Paso Corp.		8,800	153,824
EQT Corp.		6,700	357,512
Questar Corp.		8,800	155,848
Total Pipeline Transportation			667,184

Plastics and Rubber Products Manufacturing - 0.2%
Tupperware Brands Corp.		1,900	102,106
Primary Metal Manufacturing - 0.1%
United States Steel Corp.		3,700	81,437
Printing and Related Support Activities - 0.2%
Deluxe Corp.		6,100	113,460
Professional, Scientific, and Technical Services - 4.3%
Accenture PLC		3,910	205,979
Cerner Corp. (a)		3,150	215,838
Cognizant Technology Solutions Corp. (a)		12,584	789,017
DST Systems, Inc.		3,150	138,064
Factset Research Systems, Inc.		1,750	155,697
Gartner, Inc. (a)		4,750	165,633
Herman Miller, Inc.		7,400	132,164
KIT Digital, Inc. (a)		23,371	196,316
MICROS Systems, Inc. (a)		3,900	171,249
Techne Corp.		1,800	122,418
The Corporate Executive Board Co.		4,700	140,060
Total Professional, Scientific, and Technical Services			2,432,435

Publishing Industries (except Internet) - 5.7%
ACI Worldwide, Inc. (a)		4,850	133,569
Citrix Systems, Inc. (a)		4,315	235,297
Electronic Arts, Inc. (a)		5,550	113,498
Informatica Corp. (a)		6,227	254,996
Nuance Communications, Inc. (a)		25,168	512,420
Red Hat, Inc. (a)		16,234	686,049
Take-Two Interactive Software, Inc. (a)		32,359	411,607
VASCO Data Security International, Inc. (a)		10,976	56,087
VeriFone Systems, Inc. (a)		16,715	585,359
VMware Inc. (a)		2,459	197,654
Total Publishing Industries (except Internet)			3,186,536

Real Estate - 1.0%
Apartment Investment & Management Co.		6,250	138,250
Hospitality Properties Trust		6,100	129,503
The Macerich Co.		3,300	140,679
Ventas, Inc.		3,050	150,670
Total Real Estate			559,102

Telecommunications - 1.3%
Alcatel-Lucent - ADR (a)		84,966	240,454
American Tower Corp. (a)		3,150	169,470
Cogent Communications Group, Inc. (a)		14,382	193,438
Virgin Media, Inc.		5,200	126,620
Total Telecommunications			729,982

Transportation Equipment Manufacturing - 3.0%
Lear Corp.		2,600	111,540
Northrop Grumman Corp.		2,250	117,360
Oshkosh Corp. (a)		39,050	614,647
Polaris Inds, Inc.		2,200	109,934
WABCO Holdings, Inc. (a)		19,750	747,735
Total Transportation Equipment Manufacturing			1,701,216

Utilities - 0.5%
Entergy Corp.		1,850	122,637
ITC Holdings Corp.		1,800	139,374
Total Utilities			262,011

Water Transportation - 0.1%
Overseas Shipholding Group, Inc.		6,100	83,814
TOTAL COMMON STOCKS (Cost $41,952,588)			$38,161,352

MONEY MARKET FUNDS - 13.7%
STIT - Liquid Assets Portfolio
0.10% (b)		7,696,326	7,696,326
TOTAL MONEY MARKET FUNDS (Cost $7,696,326)			7,696,326
Total Investments (Cost $49,648,914) - 81.5%			45,857,678

Other Assets in Excess of Liabilities - 18.5%			10,407,397
TOTAL NET ASSETS - 100.0%			$56,265,075

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Rate shown is the seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:
Cost of investments	$50,347,915
Gross unrealized appreciation	1,587,579
Gross unrealized depreciation	(6,077,816)
Net unrealized depreciation	$(4,490,237)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Market Neutral
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 54.7%
Administration of Environmental Quality Program - 0.3%
Waste Management, Inc.		4,300	$140,008
Administration of Human Resource Programs - 0.1%
Express Scripts, Inc.		1,750	64,872
Administrative and Support Services - 1.4%
Ecolab, Inc.		2,650	129,559
Iron Mountain, Inc.		4,750	150,195
Moody's Corp.		8,539	260,013
Robert Half International, Inc.		6,550	138,991
Total Administrative and Support Services			678,758

Air Transportation - 0.2%
Con-way, Inc.		4,100	90,733
Ambulatory Health Care Services - 0.5%
Edwards Lifesciences Corp.		1,800	128,304
Laboratory Corp. of America Holdings		1,700	134,385
Total Ambulatory Health Care Services			262,689

Apparel Manufacturing - 0.2%
Hanesbrands, Inc.		4,500	112,545
Broadcasting (Except Internet) - 0.2%
Cablevision Systems Corp.		6,300	99,099
Chemical Manufacturing - 2.3%
Allergan Inc.		2,000	164,760
Avon Products, Inc.		5,200	101,920
Celgene Corp.		2,200	136,224
Praxair, Inc.		1,500	140,220
The Dow Chemical Co.		28,000	628,880
United Therapeutics Corp.		2,600	97,474
Total Chemical Manufacturing			1,269,478

Clothing and Clothing Accessories Stores - 0.1%
Aeropostale, Inc.		5,800	62,698
Computer and Electronic Product Manufacturing - 5.0%
ARM Holdings PLC - ADR		9,672	246,636
Broadcom Corp.		5,191	172,808
Cree, Inc.		3,600	93,528
Intersil Corp.		10,786	110,988
Itron, Inc.		2,750	81,125
JDS Uniphase Corp.		11,660	116,250
Linear Technology Corp.		14,622	404,298
Masimo Corp.		5,250	113,662
Research In Motion Ltd.		5,325	108,098
Roper Industires, Inc.		1,700	117,147
Silicon Graphics International Corp.		12,458	148,499
Silicon Laboratories, Inc.		3,700	123,987
Skyworks Solutions, Inc.		5,500	98,670
SunPower Corp.		19,130	154,762
Texas Instruments, Inc.		6,472	172,479
Thermo Fisher Scientific, Inc.		2,200	111,408
Xilinx, Inc.		3,074	84,351
Total Computer and Electronic Product Manufacturing			2,458,696

Construction of Buildings - 0.2%
Toll Brothers, Inc.		6,500	93,795
Credit Intermediation and Related Activities - 0.6%
Higher One Hldgs, Inc.		10,679	173,747
Netspend Holdings, Inc.		210	1,080
Northern Trust Corp.		3,250	113,685
Total Credit Intermediation and Related Activities			288,512

Data Processing, Hosting and Related Services - 1.0%
Juniper Networks, Inc.		9,548	164,798
Pegasystems, Inc.		5,160	157,948
Total System Services, Inc.		10,350	175,226
Total Data Processing, Hosting and Related Services			497,972

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
Ciena Corp.		16,479	184,565
Energizer Holdings, Inc.		1,600	106,304
Total Electrical Equipment, Appliance, and Component Manufacturing			290,869

Fabricated Metal Product Manufacturing - 1.6%
Crown Holdings, Inc.		3,500	107,135
Hexcel Corp.		32,850	727,956
The Shaw Group, Inc.		4,100	89,134
Total Fabricated Metal Product Manufacturing			924,225

Food Manufacturing - 1.0%
Campbell Soup Co.		2,100	67,977
General Mills Inc.		3,550	136,568
McCormick & Co., Inc.		2,750	126,940
Mead Johnson Nutrition Co.		1,800	123,894
Tootsie Roll Industries, Inc.		4,550	109,746
Total Food Manufacturing			565,125

Food Services and Drinking Places - 0.5%
Darden Restaurants, Inc.		2,850	121,838
Yum! Brands, Inc.		2,850	140,761
Total Food Services and Drinking Places			262,599

Forestry and Logging - 1.0%
Plum Creek Timber Co., Inc.		4,550	157,930
Potlatch Corp.		3,700	116,624
Weyerhaeuser Co.		17,700	275,235
Total Forestry and Logging			549,789

General Merchandise Stores - 0.3%
Big Lots, Inc.		4,100	142,803
Insurance Carriers and Related Activities - 0.3%
CoreLogic, Inc.		8,100	86,427
Markel Corp.		250	89,282
Total Insurance Carriers and Related Activities			175,709

Machinery Manufacturing - 5.0%
Caterpillar, Inc.		15,525	1,146,366
Dril-quip, Inc.		11,000	593,010
Flowserve Corp.		1,250	92,500
Joy Global, Inc.		1,500	93,570
Lennox International, Inc.		3,800	97,964
Pall Corp.		12,460	528,304
Pitney Bowes, Inc.		7,200	135,360
Woodward, Inc.		4,100	112,340
Total Machinery Manufacturing			2,799,414

Mining (except Oil and Gas) - 0.4%
Consol Energy, Inc.		3,050	103,486
Martin Marietta Materials, Inc.		1750	110,635
			214,121
Merchant Wholesalers, Durable Goods - 0.3%
LKQ Corp.		7,200	173,952
Mining (except Oil and Gas) - 0.2%

Mining (Except Oil and Gas) - 0.2%
Walter Energy, Inc.		1,550	93,016
Miscellaneous Manufacturing - 0.4%
Bally Technologies, Inc.		4,100	110,618
Patterson Cos., Inc.		4,750	135,992
Total Miscellaneous Manufacturing			246,610
Miscellaneous Store Retailers - 0.2%
Staples, Inc.		8,300	110,390
Motion Picture and Sound Recording Industries - 0.2%
DreamWorks Animation SKG Inc.		5,700	103,626
Motor Vehicle and Parts Dealers - 0.2%
CarMax, Inc.		4,350	103,748
Nonmetallic Mineral Product Manufacturing - 0.1%
Owens-Illinios, Inc.		4,450	67,284
Nonstore Retailers - 0.4%
Amazon.com, Inc.		950	205,419
Nursing and Residential Care Facilities - 0.1%
Brookdale Senior Living, Inc.		6,100	76,494
Oil and Gas Extraction - 7.0%
Anadarko Petroleum Corp.		8,800	554,840
Brigham Exploration Co.		11,600	293,016
Cenovus Energy, Inc.		28,550	876,771
Range Resources Corp.		14,150	827,209
SM Energy Co.		14,840	900,046
Southwestern Energy Co.		4,100	136,653
Stone Energy Corp.		16,000	259,360
Ultra Petroleum Corp.		3,800	105,336
Total Oil and Gas Extraction			3,953,231

Other Information Services - 0.2%
WebMD Health Corp.		3,250	97,987
Paper Manufacturing - 0.2%
Avery Dennison Corp.		4,850	121,638
Personal and Laundry Services - 0.3%
Dice Holdings, Inc.		22,069	172,580
Petroleum and Coal Products Manufacturing - 2.8%
Royal Dutch Shell PLC - ADR		9,453	581,549
Valero Energy Corp.		54,700	972,566
Total Petroleum and Coal Products Manufacturing			1,554,115

Primary Metal Manufacturing - 0.5%
Matthews International Corp.		4,550	139,958
Precision Castparts Corp.		1,050	163,233
Total Primary Metal Manufacturing			303,191

Printing and Related Support Activities - 0.2%
RealD Inc.		10,948	102,364
Professional, Scientific, and Technical Services - 4.5%
Allscripts Healthcare Solutions, Inc.		9,300	167,586
athenahealth, Inc.		1,798	107,071
CH Robinson Worldwide, Inc.		2,350	160,904
Covance, Inc.		3,000	136,350
Digital River, Inc.		4,100	84,993
Human Genome Sciences, Inc.		6,300	79,947
iGate Corp.		24,836	286,607
Jack Henry & Associates, Inc.		7,038	203,961
Lamar Advertising Co.		3,800	64,714
Lender Processing Services, Inc.		5,350	73,241
Paychex, Inc.		6,450	170,087
Qlik Technologies, Inc.		7,119	154,198
Quest Software, Inc.		6,300	100,044
Solarwinds, Inc.		9,775	215,246
Syntel, Inc.		4,451	192,239
The Babcock & Wilcox Co.		5,100	99,705
VCA Antech, Inc.		7,050	112,659
Wipro Ltd. - ADR		15,781	145,974
Total Professional, Scientific, and Technical Services			2,555,526

Publishing Industries (except Internet) - 3.1%
ANSYS, Inc.		3,450	169,188
Concur Technologies, Inc.		5,005	186,286
Infosys Ltd. - ADR		5,339	272,663
John Wiley & Sons Inc.		3,750	166,575
RightNow Technologies, Inc.		8,899	294,112
SAP AG - ADR		5,160	261,199
Symantec Corp.		9,800	159,740
Thomson Reuters Corp.		5,393	145,827
VMware Inc. (a)		1,350	108,513
Total Publishing Industries (except Internet)			1,764,103

Rail Transportation - 2.3%
Norfolk Southern Corp.		21,450	1,308,879
Real Estate - 0.3%
Federal Realty Investment Trust		1,850	152,458
Rental and Leasing Services - 0.2%
Air Lease Corp.		5,700	109,440
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.3%
Eaton Vance Corp.		5,700	126,939
IntercontinentalExchange, Inc.		1,250	147,825
Lazard Ltd.		4,300	90,730
Morningstar, Inc.		2,850	160,854
TD Ameritrade Holding Corp.		8,900	130,875
Teton Advisors Inc.		6	109
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities			657,332

Support Activities for Mining - 0.1%
Nabors Industries Ltd.		5,500	67,430
Telecommunications - 0.8%
NII Holdings, Inc.		4,450	119,927
SBA Communications Corp.		3,500	120,680
Telefonaktiebolaget LM Ericsson - ADR		23,427	223,728
Total Telecommunications			464,335

Textile Product Mills - 0.2%
Mohawk Inds, Inc.		2,350	100,838
Transportation Equipment Manufacturing - 4.2%
Northrop Grumman Corp.		18,020	939,923
PACCAR, Inc.		9,000	304,380
Spirit Aerosystems Holdings Inc.		6,350	101,283
United Technologies Corp.		14,350	1,009,666
Total Transportation Equipment Manufacturing			2,355,252

Utilities - 1.4%
Aqua America, Inc.		7,550	162,854
Covanta Holding Corp.		8,700	132,153
MDU Resources Group, Inc.		15,000	287,850
Quicksilver Resources, Inc.		10,650	80,727
Wisconsin Energy Corp.		4,350	136,111
Total Utilities			799,695

Waste Management and Remediation Services - 0.2%
Stericycle, Inc.		1,600	129,152
TOTAL COMMON STOCKS (Proceeds $35,140,463)			$29,994,594

INVESTMENT COMPANIES - 9.1%
iShares Russell 2000 Index Fund		32,359	2,079,066
Technology Select Sector SPDR Fund		129,407	3,050,123
TOTAL INVESTMENT COMPANIES (Proceeds $5,793,128)			$5,129,189

		Principal
		Amount	Value
CORPORATE BONDS
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015		$6,100	4,143
TOTAL CORPORATE BONDS (Proceeds $6,100)			$4,143

Total Securities Sold Short (Proceeds $40,939,691) - 63.8%			$35,127,926

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$38,161,352	$—	$—	$38,161,352
Money Market Funds	7,696,326	—	—	7,696,326
Total Investments in Securities	$45,857,678	$—	$—	$45,857,678

Securities Sold Short:
Common Stocks	$(29,994,594)	$—	$—	$(29,994,594)
Investment Companies	(5,129,189)	—	—	(5,129,189)
Corporate Bonds	—	(4,143)	—	(4,143)
Total Securities Sold Short	$(35,123,783)	$(4,143)	$—	$(35,127,926)

There were no transfers into or out of Level 1 or Level 2 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
September 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 3.1%
Broadcasting (except Internet) - 0.1%
Gray Television, Inc. (a)	5,000	$7,800
Nexstar Broadcasting Group, Inc. - Class A (a)	9,788	64,698
Sinclair Broadcast Group, Inc. - Class A	2,000	14,340
Total Broadcasting (except Internet)		86,838

Chemical Manufacturing - 0.1%
LyondellBasell Industries NV	5,000	122,150
Computer and Electronic Product Manufacturing - 0.1%
EchoStar Corp. (a)	4,000	90,440
Credit Intermediation and Related Activities - 0.0%
CIT Group, Inc. (a)	1,250	37,963
Ocwen Financial Corp. (a)	1,000	13,210
Total Credit Intermediation and Related Activities		51,173

Fabricated Metal Product Manufacturing - 0.0%
Dayton Superior Corp. (a) (k)	2,804	0
Funds, Trusts, and Other Financial Vehicles - 0.0%
iStar Financial, Inc. (a)	7,200	41,904
Insurance Carriers and Related Activities - 0.4%
MetLife, Inc.	8,625	487,830
Machinery Manufacturing - 0.0%
Xerium Technologies, Inc. (a)	1,000	10,470
Mining (except Oil and Gas) - 0.0%
Sprott Resource Corp. (a)	10,000	38,172
Oil and Gas Extraction - 0.1%
Chesapeake Energy Corp.	5,800	148,190
Primary Metal Manufacturing - 0.2%
Wolverine Tube, Inc. (a) (k)	6,862	237,677
Professional, Scientific, and Technical Services - 0.0%
TMS International Corp. (a)	3,191	23,230
Publishing Industries (except Internet) - 0.1%
Blackboard, Inc. (a)	2,125	94,903
Journal Communications, Inc. - Class A (a)	17,176	51,013
Total Publishing Industries (except Internet)		145,916

Real Estate - 0.0%
FelCor Lodging Trust, Inc.	1,600	32,800
Support Activities for Transportation - 0.0%
Macquarie Infrastructure Co. LLC	575	12,903
Telecommunications - 0.1%
DISH Network Corp. - Class A (a)	3,000	75,180
Loral Space & Communications, Inc. (a)	2,500	125,250
Total Telecommunications		200,430

Transportation Equipment Manufacturing - 1.9%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (j) (k)	9,420	2,522,413
TOTAL COMMON STOCKS (Cost $4,771,260)		$4,252,536

CONVERTIBLE PREFERRED STOCKS - 0.7%
Funds, Trusts, and Other Financial Vehicles - 0.2%
Excel Trust, Inc. (a)	12,500	272,265
Oil and Gas Extraction - 0.2%
Petroquest Energy, Inc. (k)	5,600	207,200
Plastics and Rubber Products Manufacturing - 0.1%
The Goodyear Tire & Rubber Co.	5,000	194,750
Support Activities for Mining - 0.2%
Energy XXI Bermuda Ltd.	1,000	261,250
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,158,610)		$935,465

PREFERRED STOCKS - 0.6%
Accommodation - 0.2%
Las Vegas Sands Corp.	2,475	276,891
Construction of Buildings - 0.3%
Dayton Superior Corp. Preferred Units (a) (k)	3,115	454,916
Real Estate - 0.1%
Strategic Hotels & Resorts, Inc. (a)	2,500	62,450
TOTAL PREFERRED STOCKS (Cost $806,430)		$794,257

	Principal
	Amount
ASSET BACKED SECURITIES - 0.7%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.350%, 05/25/2037 (b)	$50,217	46,251
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1A6, 4.515%, 02/25/2014	60,281	60,114
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.500%, 12/25/2036 (b)	78,305	55,512
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033	18,483	8,587
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.510%, 10/25/2035 (b)	99,342	93,460
GSAMP Trust
Series 2007-HE2 Class A2A, 0.350%, 03/25/2037 (b)	55,247	53,967
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	80,596	80,479
Park Place Securities, Inc.
Series 2005-WCW1 Class M1, 0.680%, 09/25/2035 (b)	400,000	252,227
Residential Asset Mortgage Products, Inc.
Series 2006-RS1 Class AI2, 0.460%, 01/25/2036 (b)	203,351	136,572
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.480%, 11/25/2035 (b)	79,697	75,339
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.700%, 04/25/2035 (b)	156,592	141,600
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.730%, 07/25/2035 (Acquired 06/24/2010, Cost $23,353) (b) (j)	106,817	7,571
TOTAL ASSET BACKED SECURITIES (Cost $1,047,797)		$1,011,679

MORTGAGE BACKED SECURITIES - 3.9%
American Home Mortgage Investment Trust
Series 2004-3 Class 3A, 2.300%, 10/25/2034 (b)	208,178	152,700
Banc of America Alternative Loan Trust
Series 2006-3 Class 2CB1, 6.000%, 04/25/2036	277,952	209,812
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.694%, 06/11/2050	740,000	787,379
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A-3, 5.820%, 05/15/2016 (b)	700,000	747,497
DBUBS Mortgage Trust
Series 2011-LC3A Class A2, 3.642%, 10/10/2016	113,000	116,530
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (g)	150,875	18,150
Series 356 Class 19, 6.000%, 12/01/2034 (g)	65,751	10,705
Fannie Mae REMICS
Series 2011-69 Class AI, 5.000%, 05/25/2018 (g)	2,047,105	180,556
Series 2010-105 Class IO, 5.000%, 08/25/2020 (g)	276,733	27,315
Series 2010-29 Class KJ, 5.000%, 12/25/2021 (g)	2,130,058	200,982
Series 2008-86 Class IO, 4.500%, 03/25/2023 (g)	347,059	27,907
Series 2010-121 Class IO, 5.000%, 10/25/2025 (g)	581,455	50,205
Series 2004-66 Class SE, 6.270%, 09/25/2034 (b) (g)	187,263	36,518
Series 2005-65 Class KI, 6.770%, 08/25/2035 (b) (g)	285,637	64,180
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019 (g)	402,452	32,123
Series 2965 Class SA, 5.820%, 05/15/2032 (b) (g)	207,322	37,268
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.790%, 05/10/2017 (b)	500,000	519,458
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 5.970%, 07/12/2017 (b)	750,000	788,180
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $529,354) (j) (k)	549,687	94,612
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4, 5.310%, 11/15/2048	610,000	649,660
WaMu Mortgage Pass Through Certificates
Series 2005-AR1 Class A2A1, 0.570%, 01/25/2045 (b)	389,055	278,532
Series 2007-OA2 Class 1A, 0.940%, 03/25/2047 (b)	330,462	191,097
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,677,733)		$5,221,366

CONVERTIBLE BONDS - 26.0%
Accommodation - 0.8%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $482,793) (c)	500,000	506,250
MGM Resorts International
4.250%, 04/15/2015	620,000	544,825
Total Accommodation		1,051,075

Animal Production - 0.4%
Tyson Foods, Inc.
3.250%, 10/15/2013	500,000	603,125
Chemical Manufacturing - 2.7%
Alere, Inc.
3.000%, 05/15/2016	700,000	609,000
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/2017 (Acquired 02/01/2011, Cost $472,406) (c)	350,000	582,750
Cubist Pharmaceuticals, Inc.
2.500%, 11/01/2017	340,000	464,100
Dendreon Corp.
2.875%, 01/15/2016	1,000,000	717,499
Gilead Sciences, Inc.
1.000%, 05/01/2014	450,000	486,563
InterMune, Inc.
2.500%, 09/15/2018	250,000	224,688
Salix Pharmaceuticals Ltd.
2.750%, 05/15/2015	500,000	497,500
Total Chemical Manufacturing		3,582,100

Computer and Electronic Product Manufacturing - 4.7%
Hologic Inc
2.000%, 12/15/2037 (b)	500,000	516,875
Hutchinson Technology, Inc.
8.500%, 01/15/2026	1,502,000	1,028,870
Insulet Corp.
3.750%, 06/15/2016	550,000	503,250
Integra LifeSciences Holdings Corp.
1.625%, 12/15/2016 (Acquired 06/10/2011, Cost $500,000) (c)	500,000	453,125
Microchip Technology, Inc.
2.125%, 12/15/2037	500,000	576,875
Micron Technology, Inc.
1.500%, 08/01/2031 (Acquired 07/21/2011, Cost $1,003,225) (c)	1,000,000	768,750
1.875%, 08/01/2031	460,000	351,900
NetApp, Inc.
1.750%, 06/01/2013	500,000	606,250
ON Semiconductor Corp.
2.625%, 12/15/2026	500,000	532,500
SanDisk Corp.
1.500%, 08/15/2017	500,000	521,875
Xilinx, Inc.
3.125%, 03/15/2037	500,000	500,000
Total Computer and Electronic Product Manufacturing		6,360,270

Construction of Buildings - 0.4%
D.R. Horton, Inc.
2.000%, 05/15/2014	500,000	503,750
Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/05/2010, Cost $300,291) (c)	290,000	278,038
General Cable Corp.
4.500%, 11/15/2029 (b)	500,000	450,000
Total Electrical Equipment, Appliance, and Component Manufacturing		728,038

Fabricated Metal Product Manufacturing - 0.5%
Chart Industries, Inc.
2.000%, 08/01/2018	750,000	697,500
Food and Beverage Stores - 0.2%
Spartan Stores, Inc.
3.375%, 05/15/2027	250,000	233,125
Food Services and Drinking Places - 0.3%
Morgans Hotel Group Co.
2.375%, 10/15/2014	600,000	450,000
Funds, Trusts, and Other Financial Vehicles - 0.2%
Ares Capital Corp.
5.750%, 02/01/2016 (Acquired 01/20/2011 through 01/21/2011, Cost $349,906) (c)	350,000	335,125
Insurance Carriers and Related Activities - 0.6%
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000) (c)	500,000	480,625
MGIC Investment Corp.
5.000%, 05/01/2017	500,000	280,000
Total Insurance Carriers and Related Activities		760,625

Leather and Allied Product Manufacturing - 0.3%
Iconix Brand Group, Inc.
2.500%, 06/01/2016 (Acquired 08/23/2011, Cost $467,832) (c)	500,000	466,250
Machinery Manufacturing - 0.3%
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000) (c)	500,000	413,125
Merchant Wholesalers, Nondurable Goods - 1.1%
Endo Pharmaceuticals Holdings, Inc.
1.750%, 04/15/2015	525,000	592,593
School Specialty, Inc.
3.750%, 11/30/2026	1,000,000	910,000
Total Merchant Wholesalers, Nondurable Goods		1,502,593

Mining (except Oil and Gas) - 0.6%
James River Coal Co.
4.500%, 12/01/2015	500,000	380,000
Molycorp, Inc.
3.250%, 06/15/2016 (Acquired 08/30/2011, Cost $570,546) (c)	500,000	455,000
Total Mining (except Oil and Gas)		835,000

Miscellaneous Manufacturing - 0.9%
International Game Technology
3.250%, 05/01/2014	500,000	575,000
Volcano Corp.
2.875%, 09/01/2015	500,000	602,500
Total Miscellaneous Manufacturing		1,177,500

Motion Picture and Sound Recording Industries - 0.4%
Rovi Corp.
2.625%, 02/15/2040	500,000	578,125
Motor Vehicle and Parts Dealers - 0.3%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $342,607) (c)	335,000	374,781
Nursing and Residential Care Facilities - 0.3%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	500,000	377,500
Oil and Gas Extraction - 0.7%
GMX Resources, Inc.
5.000%, 02/01/2013	1,195,000	967,950
Other Information Services - 0.6%
WebMD Health Corp.
2.250%, 03/31/2016 (Acquired 04/07/2011, Cost $481,633) (c)	500,000	445,625
2.500%, 01/31/2018 (Acquired 07/18/2011, Cost $439,364) (c)	500,000	404,375
Total Other Information Services		850,000

Petroleum and Coal Products Manufacturing - 0.6%
Green Plains Renewable Energy, Inc.
5.750%, 11/01/2015 (Acquired 05/24/2011, Cost $401,199) (c)	380,000	356,725
InterOil Corp
2.750%, 11/15/2015	475,000	394,250
Total Petroleum and Coal Products Manufacturing		750,975

Primary Metal Manufacturing - 0.4%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	500,000	603,750
Professional, Scientific, and Technical Services - 2.2%
Alliance Data Systems Corp.
1.750%, 08/01/2013	585,000	740,025
Anixter International, Inc.
1.000%, 02/15/2013	500,000	509,375
Human Genome Sciences, Inc.
2.250%, 10/15/2011	500,000	501,250
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $524,495) (c)	500,000	438,750
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,458) (c)	500,000	454,375
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	348,750
Total Professional, Scientific, and Technical Services		2,992,525

Publishing Industries (except Internet) - 0.7%
Electronic Arts, Inc.
0.750%, 07/15/2016 (Acquired 08/25/2011, Cost $480,171) (c)	500,000	480,000
THQ, Inc.
5.000%, 08/15/2014	500,000	431,875
Total Publishing Industries (except Internet)		911,875

Rental and Leasing Services - 0.4%
Avis Budget Group, Inc.
3.500%, 10/01/2014	500,000	483,125
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
MF Global Holdings Ltd.
1.875%, 02/01/2016 (h)	600,000	477,000
Support Activities for Mining - 0.7%
Global Industries Ltd.
2.750%, 08/01/2027	500,000	488,750
Newpark Resources, Inc.
4.000%, 10/01/2017	500,000	460,000
Total Support Activities for Mining		948,750

Telecommunications - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	750,000	970,313
Transportation Equipment Manufacturing - 1.6%
Greenbrier Cos, Inc.
3.500%, 04/01/2018 (Acquired 03/30/2011 through 06/21/2011, Cost $1,419,328) (c)	1,400,000	999,250
2.375%, 05/15/2026	200,000	185,750
Meritor, Inc.
4.625%, 03/01/2026 (b)	500,000	381,875
Navistar International Corp.
3.000%, 10/15/2014	525,000	521,063
Total Transportation Equipment Manufacturing		2,087,938

Utilities - 0.4%
Quicksilver Resources, Inc.
1.875%, 11/01/2024	500,000	497,500
Water Transportation - 1.1%
DryShips, Inc.
5.000%, 12/01/2014	2,500,000	1,540,625
TOTAL CONVERTIBLE BONDS (Cost $38,367,853)		$35,111,933

CORPORATE BONDS - 45.5%
Accommodation - 3.2%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014	474,000	458,595
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	543,750
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
10.125%, 03/01/2012	1,100,000	849,750
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/2020 (Acquired 08/13/2009 through 09/26/2011, Cost $440,754) (c)	561,000	538,560
MGM Resorts International
6.750%, 09/01/2012	500,000	490,000
6.750%, 04/01/2013	500,000	485,000
The River Rock Entertainment Authority
9.750%, 11/01/2011 (h)	1,260,000	922,950
Total Accommodation		4,288,605

Administrative and Support Services - 0.9%
Morris Publishing Group LLC
10.000%, 09/01/2014	1,553,429	1,188,373
Air Transportation - 1.3%
Air Canada, Inc.
9.250%, 08/01/2015 (Acquired 09/07/2011, Cost $245,686) (c)	250,000	237,500
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 07/31/2021 (k)	224,667	204,447
American Airlines 2011-2 Class A Pass Through Trust
8.625%, 04/15/2023 (k)	250,000	250,000
American Airlines Equipment Trust 1990
10.680%, 03/04/2014	111,000	105,728
AMR Corp.
9.000%, 08/01/2012	120,000	112,800
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019 (k)	295,703	286,723
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023 (k)	500,000	450,000
US Airways 2011-1 Class A Pass Through Trust
7.125%, 10/22/2023 (k)	115,000	109,250
Total Air Transportation		1,756,448

Apparel Manufacturing - 0.4%
Hanesbrands, Inc.
6.375%, 12/15/2020	500,000	485,000
Beverage and Tobacco Product Manufacturing - 1.4%
Pernod-Ricard SA
5.750%, 04/07/2021 (Acquired 04/04/2011, Cost $495,325) (c)	500,000	548,027
Reddy Ice Corp.
11.250%, 03/15/2015	1,406,000	1,282,975
Total Beverage and Tobacco Product Manufacturing		1,831,002

Broadcasting (except Internet) - 1.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (Acquired 03/30/2011, Cost $525,361) (c)	500,000	495,000
CMP Susquehanna Corp.
9.875%, 05/15/2014 (k)	900,000	907,317
Gray Television, Inc.
10.500%, 06/29/2015	250,000	226,250
Total Broadcasting (except Internet)		1,628,567

Chemical Manufacturing - 0.7%
Eastman Kodak Co.
9.750%, 03/01/2018 (Acquired 08/25/2011, Cost $419,465) (c)	500,000	350,000
Lyondell Chemical Co.
8.000%, 11/01/2017 (Acquired 08/16/2011, Cost $556,020) (c)	500,000	538,750
Total Chemical Manufacturing		888,750

Clothing and Clothing Accessories Stores - 0.6%
Brown Shoe Co., Inc.
7.125%, 05/15/2019	500,000	422,500
Gap, Inc.
5.950%, 04/12/2021	375,000	352,720
Gymboree Corp.
9.125%, 12/01/2018	100,000	74,000
Total Clothing and Clothing Accessories Stores		849,220

Computer and Electronic Product Manufacturing - 0.7%
Kemet Corp.
10.500%, 05/01/2018	500,000	525,000
Sanmina-SCI Corp.
7.000%, 05/15/2019 (Acquired 04/26/2011, Cost $500,000) (c)	500,000	440,000
Total Computer and Electronic Product Manufacturing		965,000

Credit Intermediation and Related Activities - 4.6%
Bank of America Corp.
7.625%, 06/01/2019	250,000	262,604
CKE Holdings, Inc. PIK
10.500%, 03/14/2016 (Acquired 03/09/2011 through 09/15/2011, Cost $519,668) (c)	528,281	462,246
Discover Financial Services
6.450%, 06/12/2017	55,000	57,250
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 02/11/2011, Cost $992,686) (c)	1,140,000	1,016,341
Ford Motor Credit Co. LLC
5.750%, 02/01/2021	1,000,000	989,498
International Lease Finance Corp.
8.625%, 09/15/2015 (b)	250,000	248,125
5.750%, 05/15/2016	375,000	333,305
8.250%, 12/15/2020	500,000	490,000
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (c)	300,000	314,552
Macquarie Bank Ltd.
6.625%, 04/07/2021 (Acquired 03/31/2011, Cost $399,220) (c)	400,000	375,785
Signature Group Holdings, Inc.
9.000%, 12/31/2016	1,321,130	1,063,509
SLM Corp.
6.250%, 01/25/2016	350,000	343,537
8.000%, 03/25/2020	250,000	246,799
Total Credit Intermediation and Related Activities		6,203,551

Data Processing, Hosting and Related Services - 1.0%
First Data Corp.
8.875%, 08/15/2020 (Acquired 09/19/2011, Cost $350,000) (c)	350,000	329,000
9.875%, 09/24/2015	1,250,000	1,046,875
Total Data Processing, Hosting and Related Services		1,375,875

Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011, Cost $651,179) (c)	640,000	624,000
Electronics and Appliance Stores - 0.8%
Intcomex, Inc.
13.250%, 12/15/2014	650,000	632,125
RadioShack Corp.
6.750%, 05/15/2019 (Acquired 04/28/2011, Cost $496,170) (c)	500,000	467,500
Total Electronics and Appliance Stores		1,099,625

Fabricated Metal Product Manufacturing - 0.6%
Aleris International, Inc.
7.625%, 02/15/2018 (Acquired 02/14/2011, Cost $506,998) (c)	500,000	448,750
Ball Corp.
5.750%, 05/15/2021	425,000	413,313
Total Fabricated Metal Product Manufacturing		862,063

Food Services and Drinking Places - 0.6%
CKE Restaurants, Inc.
11.375%, 07/15/2018	500,000	520,000
Real Mex Restaurants, Inc.
14.000%, 01/01/2013 (h)	438,000	321,930
Total Food Services and Drinking Places		841,930

Hospitals - 0.7%
HCA, Inc.
6.300%, 10/01/2012	1,000,000	1,010,000
Insurance Carriers and Related Activities - 0.4%
American International Group, Inc.
6.400%, 12/15/2020	265,000	269,979
MetLife, Inc.
6.400%, 12/15/2036	125,000	110,799
Protective Life Corp.
8.450%, 10/15/2039	165,000	190,583
Total Insurance Carriers and Related Activities		571,361

Machinery Manufacturing - 0.4%
Trimas Corp.
9.750%, 12/15/2017	500,000	522,500
Merchant Wholesalers, Durable Goods - 0.2%
McJunkin Red Man Corp.
9.500%, 12/15/2016	250,000	228,750
Mining (except Oil and Gas) - 1.3%
American Rock Salt Co. LLC/American Rock Capital Corp.
8.250%, 05/01/2018 (Acquired 04/15/2011, Cost $250,000) (c)	250,000	218,750
Frontera Copper Corp.
10.000%, 09/30/2013 (k)	CAD 1,946,000	1,578,490
Total Mining (except Oil and Gas)		1,797,240

Miscellaneous Store Retailers - 0.3%
Brookstone Co, Inc.
13.000%, 10/15/2014 (Acquired 09/22/2011, Cost $362,858) (c)	$500,000	352,500
Oil and Gas Extraction - 2.8%
ATP Oil & Gas Corp.
11.875%, 05/01/2015	500,000	348,125
Bill Barrett Corp.
7.625%, 10/01/2019	500,000	491,250
Chesapeake Energy Corp.
9.500%, 02/15/2015	500,000	563,750
Comstock Resources, Inc.
8.375%, 10/15/2017	500,000	480,000
EXCO Resources, Inc.
7.500%, 09/15/2018	250,000	220,000
McMoRan Exploration Co.
11.875%, 11/15/2014	500,000	515,000
Stone Energy Corp.
8.625%, 02/01/2017	1,000,000	940,000
W&T Offshore, Inc.
8.500%, 06/15/2019 (Acquired 06/03/2011, Cost $250,000) (c)	250,000	242,500
Total Oil and Gas Extraction		3,800,625

Other Information Services - 1.3%
Yellow Media, Inc.
5.710%, 04/21/2014	2,750,000	1,784,521
Paper Manufacturing - 1.0%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	1,500,000	1,335,000
Petroleum and Coal Products Manufacturing - 1.1%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014	1,600,000	1,552,000
Plastics and Rubber Products Manufacturing - 1.2%
Berry Plastics Corp.
8.250%, 11/15/2015	250,000	254,375
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $504,251) (c)	500,000	475,000
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020	400,000	407,000
The Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	500,000	541,250
Total Plastics and Rubber Products Manufacturing		1,677,625

Primary Metal Manufacturing - 0.6%
Alcoa, Inc.
5.400%, 04/15/2021	85,000	82,367
ArcelorMittal
5.500%, 03/01/2021	600,000	537,630
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (h) (k)	25,000	3
Wolverine Tube, Inc.
10.000%, 06/28/2014 (k)	185,096	166,586
Total Primary Metal Manufacturing		786,586

Professional, Scientific, and Technical Services - 0.9%
AE Escrow Corp.
9.750%, 03/15/2020 (Acquired 09/21/2011, Cost $250,000) (c)	250,000	240,000
Global Geophysical Services, Inc.
10.500%, 05/01/2017	500,000	485,000
SunGard Data Systems, Inc.
10.625%, 05/15/2015	500,000	521,250
Total Professional, Scientific, and Technical Services		1,246,250

Publishing Industries (except Internet) - 0.5%
BroadSoft, Inc.
1.500%, 07/01/2018 (Acquired 06/15/2011 through 09/19/2011, Cost $504,924) (c)	500,000	479,375
The Sheridan Group, Inc.
12.500%, 04/15/2014	265,000	227,900
Total Publishing Industries (except Internet)		707,275

Real Estate - 0.2%
Vornado Realty LP
4.250%, 04/01/2015	200,000	207,393
Rental and Leasing Services - 1.0%
B-Corp Merger Sub, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $722,734) (c)	750,000	675,000
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011, Cost $250,000) (c)	250,000	208,750
Rotech Healthcare, Inc.
10.750%, 10/15/2015	500,000	502,500
Total Rental and Leasing Services		1,386,250

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011, Cost $256,636) (c)	250,000	242,500
Specialty Trade Contractors - 0.4%
Satmex Escrow SA de CV
9.500%, 05/15/2017 (Acquired 08/15/2011, Cost $496,250) (c)	500,000	482,500
Sporting Goods, Hobby, Book, and Music Stores - 2.3%
HTM Sport & Freizeitgerate
8.500%, 02/01/2014	EUR 750,000	929,449
10.000%, 08/01/2012 (k)	500,000	669,873
Michaels Stores, Inc.
11.375%, 11/01/2016	$500,000	506,250
Nebraska Book Co., Inc.
10.000%, 12/01/2011 (h)	1,100,000	968,000
Total Sporting Goods, Hobby, Book, and Music Stores		3,073,572

Support Activities for Mining - 0.9%
Complete Production Services, Inc.
8.000%, 12/15/2016	250,000	250,000
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $1,064,418) (c)	1,000,000	1,015,000
Total Support Activities for Mining		1,265,000

Telecommunications - 3.2%
CenturyLink, Inc.
6.450%, 06/15/2021	500,000	463,308
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	500,000	510,000
Intelsat Luxembourg SA
11.250%, 02/04/2017	250,000	216,875
Interactive Network, Inc. / FriendFinder Networks, Inc.
14.000%, 09/30/2013 (Acquired 07/01/2011 through 08/26/2011, Cost $1,210,917) (c)	1,156,464	1,156,464
Life Technologies Corp.
9.250%, 11/01/2014	500,000	493,750
Primus Telecommunications Holding, Inc.
10.000%, 04/15/2017 (Acquired 03/25/2010 through 06/01/2011, Cost $1,505,580) (c)	1,624,830	1,515,154
Total Telecommunications		4,355,551

Textile Mills - 0.0%
Industrias Unidas SA de CV
11.500%, 11/15/2016 (h) (k)	42,912	31,522
8.750%, 03/26/2049 (h) (k)	38,000	30,923
Total Textile Mills		62,445

Transportation Equipment Manufacturing - 2.2%
Allison Transmission, Inc.
11.000%, 11/01/2015 (Acquired 08/30/2011, Cost $528,361) (c)	500,000	517,500
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $506,021) (c)	500,000	452,500
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, 06/15/2019 (Acquired 05/19/2011 through 09/13/2011, Cost $612,830) (c)	700,000	546,000
Pittsburgh Glass Works, LLC
8.500%, 04/15/2016 (Acquired 08/30/2011, Cost $480,340) (c)	500,000	460,000
TransDigm, Inc.
7.750%, 12/15/2018	500,000	508,750
Visteon Corp.
6.750%, 04/15/2019 (Acquired 04/05/2011, Cost $499,375) (c)	500,000	450,000
Total Transportation Equipment Manufacturing		2,934,750

Utilities - 0.6%
Covanta Holding Corp.
3.250%, 06/01/2014	750,000	816,563
Water Transportation - 2.8%
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,175,000	1,145,625
Ship Finance International Ltd.
8.500%, 12/15/2013	1,230,000	1,186,950
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014	1,475,000	1,423,375
Total Water Transportation		3,755,950

Wood Product Manufacturing - 0.5%
Tembec Industries, Inc.
11.250%, 12/15/2018	750,000	716,250
TOTAL CORPORATE BONDS (Cost $65,565,308)		$61,558,966

FOREIGN GOVERNMENT NOTES/BONDS - 0.5%
Executive, Legislative, and Other General Government Support - 0.5%
Hungary Government International Bond
6.375%, 03/29/2021	100,000	97,300
Indonesia Government International Bond
4.875%, 05/05/2021 (Acquired 04/27/2011, Cost $491,270) (c)	500,000	505,000
Total Executive, Legislative, and Other General Government Support		602,300

TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $590,332)		$602,300

BANK LOANS - 2.4%
Asurion 2nd Lien Cov-Lite May 2011 Term Loan
05/24/2019, 9.00%	500,000	474,500
Autoparts Holdings July 2011 2nd Lien Term Loan
01/29/2018, 10.50%	500,000	489,999
Chrysler Automotive May 2011 Term Loan b
05/24/2017, 6.00%	250,000	218,575
Harrah's September 2009 Term Loan B4
10/31/2016, 9.50%	500,000	484,285
Ocwen Financial September 2011 Term Loan b
09/01/2016, 7.00%	500,000	483,125
Telx September 2011 Term Loan b
9/22/2017, 7.75%	312,500	297,397
Tribune May 2007 Term Loan B
06/04/2014, 0.00% (h)	250,000	131,250
Walter Investment July 2011 Term Loan b
06/30/2016, 7.75%	500,000	485,315
Walter Investment 2nd Lien July 2011 Term Loan
12/30/2016, 12.50%	250,000	242,658
TOTAL BANK LOANS (Cost $3,378,420)		$3,307,104

INVESTMENT COMPANIES - 0.2%
SPDR Gold Trust (a)	1,650	260,832
TOTAL INVESTMENT COMPANIES (Cost $283,629)		$260,832

OTHER SECURITIES - 1.4%	Shares
Lehman Swap Termination Claim (f) (k)	2,031,150	842,927
PTMH Halcyon (acquired 2/10/2010, cost $981,376) (a) (j) (k)	9,398	939,831

	Principal
SlavInvestBank Loan Participation Notes	Amount
12/21/2011, 9.875% (h) (k)	$45,000	36,000
TOTAL OTHER SECURITIES (Cost $1,920,082)		$1,818,758

PURCHASED OPTIONS - 0.2%
	Contracts
Call Options - 0.0%
Eastman Kodak Co.
Expiration January 2013, Exercise Price: $2.50	125	1,875
Life Technologies Corp.
Expiration January 2012, Exercise Price: $65.00	12	30
Total Call Options		1,905

Put Options - 0.2%
ATP Oil & Gas Corp.
Expiration December 2011, Exercise Price: $6.00	15	1,500
Expiration January 2013, Exercise Price: $5.00	500	100,500
Expiration January 2013, Exercise Price: $10.00	34	17,782
Banco Bilbao Vizcaya Argentaria SA
Expiration January 2012, Exercise Price: $6.00	60	3,450
Banco Santander SA
Expiration March 2012, Exercise Price: $6.00	60	4,650
iShares Barclays 7-10 Year Treasury Bond Fund
Expiration January 2012, Exercise Price: $88.00	10	175
Expiration January 2012, Exercise Price: $90.00	10	150
SPDR S&P 500 ETF Trust
Expiration March 2012, Exercise Price: $115.00	100	115,500
Total Put Options		243,707

TOTAL PURCHASED OPTIONS (Cost $150,088)		$245,612

U.S. GOVERNMENT AGENCY ISSUES - 0.3%	Principal
Freddie Mac Discount Notes	Amount
0.020%, 2/21/2012 (e) (i)	$450,000	449,965
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $449,786)		$449,965

Total Investments (Cost $124,167,328) - 85.5%		115,570,773

MONEY MARKET FUNDS - 6.0%
STIT - Liquid Assets Portfolio, 0.10% (d)	$8,108,056	8,108,056
TOTAL MONEY MARKET FUNDS (Cost $8,108,056)		$8,108,056

Other Assets in Excess of Liabilities - 8.5%		11,423,257
TOTAL NET ASSETS - 100.0%		$135,102,086

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro
PIK	Payment In-Kind

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at September 30, 2011.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2011, the market value of these securities total $26,113,423 which represents 19.3% of total net assets.

(d)	The rate shown is the seven day yield as of September 30, 2011.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at
September 30, 2011.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(j)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2011, the market value of these securities total $3,564,427 which represents 2.6% of total net assets.

(k)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At September 30, 2011, the market value of these securities total $10,020,710 which represents 7.4% of total net assets.

The cost basis of investments for federal income tax purposes at September, 2010 was as follows*:
Cost of investments	$132,115,524
Gross unrealized appreciation	2,292,926
Gross unrealized depreciation	(10,729,621)
Net unrealized depreciation	$(8,436,695)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 11.4%
Accommodation - 0.3%
Gaylord Entertainment Co.	9,300	$179,862
MGM Resorts International	22,000	204,380
Total Accommodation		384,242

Animal Production - 0.2%
Tyson Foods, Inc. - Class A	17,500	303,800
Chemical Manufacturing - 1.1%
Alere, Inc.	8,900	174,885
BioMarin Pharmaceutical, Inc.	15,270	486,655
Cubist Pharmaceuticals, Inc.	11,100	392,052
Dendreon Corp.	750	6,750
Gilead Sciences, Inc.	3,300	128,040
InterMune, Inc.	6,200	125,240
Salix Pharmaceuticals Ltd.	6,600	195,360
Total Chemical Manufacturing		1,508,982

Computer and Electronic Product Manufacturing - 2.1%
Hologic, Inc.	14,200	215,982
Insulet Corp.	12,400	189,224
Integra LifeSciences Holdings Corp.	5,700	203,889
Microchip Technology, Inc.	14,000	435,540
Micron Technology, Inc.	111,500	561,960
NetApp, Inc.	11,000	373,340
ON Semiconductor Corp.	27,000	193,590
SanDisk Corp.	6,000	242,100
Xilinx, Inc.	14,800	406,112
Total Computer and Electronic Product Manufacturing		2,821,737

Construction of Buildings - 0.1%
D.R. Horton, Inc.	18,000	162,720
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Ciena Corp.	10,100	113,120
General Cable Corp.	12,050	281,367
Total Electrical Equipment, Appliance, and Component Manufacturing		394,487

Fabricated Metal Product Manufacturing - 0.2%
Chart Industries, Inc.	6,000	253,020
Funds, Trusts, and Other Financial Vehicles - 0.0%
Ares Capital Corp.	5,000	68,850
Insurance Carriers and Related Activities - 0.4%
Fidelity National Financial, Inc. - Class A	14,148	214,767
MetLife, Inc.	9,300	260,493
MGIC Investment Corp.	7,000	13,090
Total Insurance Carriers and Related Activities		488,350

Leather and Allied Product Manufacturing - 0.1%
Iconix Brand Group, Inc.	6,500	102,700
Machinery Manufacturing - 0.1%
Rudolph Technologies, Inc.	28,270	189,126
Merchant Wholesalers, Durable Goods - 0.3%
TRW Automotive Holdings Corp.	13,415	439,073
Merchant Wholesalers, Nondurable Goods - 0.4%
Endo Pharmaceuticals Holdings, Inc.	12,800	358,272
School Specialty, Inc.	22,029	157,067
Total Merchant Wholesalers, Nondurable Goods		515,339

Mining (except Oil and Gas) - 0.2%
James River Coal Co.	10,000	63,700
Molycorp, Inc.	4,200	138,054
Total Mining (except Oil and Gas)		201,754

Miscellaneous Manufacturing - 0.4%
International Game Technology	9,500	138,035
Volcano Corp.	12,000	355,560
Total Miscellaneous Manufacturing		493,595

Motion Picture and Sound Recording Industries - 0.2%
Rovi Corp.	6,300	270,774
Motor Vehicle and Parts Dealers - 0.2%
Group 1 Automotive, Inc.	8,000	284,400
Nursing and Residential Care Facilities - 0.1%
Brookdale Senior Living, Inc.	11,300	141,702
Oil and Gas Extraction - 0.2%
Energy XXI Bermuda Ltd.	7,950	170,528
Ocean Rig UDW, Inc.	135	2,045
Petroquest Energy, Inc.	7,000	38,500
Total Oil and Gas Extraction		211,073

Other Information Services - 0.1%
WebMD Health Corp.	6,300	189,945
Petroleum and Coal Products Manufacturing - 0.3%
Green Plains Renewable Energy, Inc.	20,000	186,600
InterOil Corp.	3,500	170,520
Total Petroleum and Coal Products Manufacturing		357,120

Plastics and Rubber Products Manufacturing - 0.1%
The Goodyear Tire & Rubber Co.	12,150	122,593
Primary Metal Manufacturing - 0.2%
Allegheny Technologies, Inc.	7,500	277,425
Professional, Scientific, and Technical Services - 0.7%
Alliance Data Systems Corp.	5,000	463,500
Anixter International, Inc.	3,600	170,784
Ixia	14,607	112,036
Mentor Graphics Corp.	11,600	111,592
Savient Pharmaceuticals, Inc.	28,192	115,587
Total Professional, Scientific, and Technical Services		973,499

Publishing Industries (except Internet) - 0.3%
BroadSoft, Inc.	8,100	245,835
Electronic Arts, Inc.	9,000	184,050
Total Publishing Industries (except Internet)		429,885

Rental and Leasing Services - 0.1%
Avis Budget Group, Inc.	20,000	193,400
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
MF Global Holdings Ltd.	28,000	115,640
Support Activities for Mining - 0.1%
Newpark Resources, Inc.	31,800	193,662
Telecommunications - 0.4%
SBA Communications Corp.	14,750	508,580
Transportation Equipment Manufacturing - 1.7%
Dana Holding Corp.	37,271	391,345
Greenbrier Cos., Inc.	18,717	218,053
Lear Corp.	11,452	491,291
Magna International, Inc.	11,380	375,199
Meritor, Inc.	12,800	90,368
Navistar International Corp.	5,500	176,660
Tenneco, Inc.	23,674	606,291
Total Transportation Equipment Manufacturing		2,349,207

Utilities - 0.3%
Covanta Holding Corp.	22,300	338,737
Water Transportation - 0.1%
DryShips, Inc.	60,200	140,868
TOTAL COMMON STOCKS (Proceeds $18,595,754)		$15,426,285

	Principal
	Amount
CONVERTIBLE BONDS - 0.4%
Miscellaneous Manufacturing - 0.1%
Eastman Kodak Co.
7.000%, 04/01/2017	$437,500	111,563
Oil and Gas Extraction - 0.3%
Chesapeake Energy Corp.
2.500%, 05/15/2037	500,000	476,250
TOTAL CONVERTIBLE BONDS (Proceeds $792,643)		$587,813

CORPORATE BONDS - 0.5%
Primary Metal Manufacturing - 0.5%
Steel Dynamics, Inc.
7.625%, 03/15/2020	312,500	312,109
United States Steel Corp.
7.000%, 02/01/2018	325,000	292,500
Total Primary Metal Manufacturing		604,609

TOTAL CORPORATE BONDS (Proceeds $626,471)		$604,609

INVESTMENT COMPANIES - 6.3%
CurrencyShares Canadian Dollar Trust	16,400	1,556,032
CurrencyShares Euro Trust	3,700	493,839
iShares Barclays 20+ Year Treasury Bond Fund	5,000	604,000
iShares iBoxx Investment Grade Corporate Bond Fund	21,500	2,415,310
iShares Russell 2000 Index Fund	50,000	3,212,500
SPDR S&P Retail ETF	4,000	184,880
TOTAL INVESTMENT COMPANIES (Proceeds $8,730,063)		$8,466,561

Total Securities Sold Short (Proceeds $28,744,931) - 18.6%		$25,085,268

Percentages are stated as a percent of net assets.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Options Written
September 30, 2011 (Unaudited)
		Fair
	Contracts	Value
CALL OPTIONS
DISH Network Corp.
Expiration: October 2011, Exercise Price: $29.00	13	$423
Expiration: October 2011, Exercise Price: $30.00	11	275
EchoStar Corp.
Expiration: October 2011, Exercise Price: $25.00	25	625
iShares Russell 2000 Index Fund
Expiration: October 2011, Exercise Price: $72.00	250	11,000
Total Call Options		$12,323

PUT OPTIONS
Volatility S&P 500
Expiration: November 2011, Exercise Price: $26.00	13	520
SPDR S&P 500
Expiration: March 2012, Exercise Price: $95.00	100	52,650
Total Put Options		$53,170
Total Options Written (Premiums received $65,610)		$65,493

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Futures Contracts
September 30, 2011 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
U.S. Treasury 10 Year Note Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $1,170,844)	9	$5,602
U.S. Treasury 5 Year Note Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $13,473,282)	110	3,139
TOTAL FUTURES CONTRACTS PURCHASED		$8,741

SHORT FUTURES CONTRACTS
10-Year Swap Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $6,975,938)	60	$(82,181)
5-Year Swap Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $9,807,891)	87	10,658
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $7,211,575)	29	(48,250)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,733,913)	11	(47,575)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $2,476,375)	10	(57,250)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,485,250)	10	(12,400)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,214,825)	21	(110,775)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $7,207,225)	29	(56,763)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,733,500)	11	(53,350)
Eurodollar 90 Day Futures Contract, Expiring March 2014
(underlying Face Amount at Market Value $1,236,188)	5	(28,875)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,485,500)	10	(16,150)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $2,728,550)	11	(61,187)
U.S. Treasury 2 Year Note Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $12,991,984)	59	17,509
TOTAL SHORT FUTURES CONTRACTS		$(546,589)

TOTAL FUTURES CONTRACTS		$(537,848)

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Swap Contracts
September 30, 2011 (Unaudited)
						Moody's Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Capital One Financial Corp.	Buy	1.00%	12/20/2016	(2,000,000)	A3	(2,000,000)	19,626	$ 4,604

Goldman Sachs & Co.	J.C. Penny Co., Inc.	Buy	1.00%	6/20/2016	(2,000,000)	Ba1	(2,000,000)	66,058	95,398

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	31,664	128,950

Goldman Sachs & Co.	Morgan Stanley	Buy	1.00%	6/20/2016	(2,000,000)	A2	(2,000,000)	44,300	244,434

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(1,000,000)	B3	(1,000,000)	(19,856)	112,466

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(3,000,000)	B3	(3,000,000)	216,121	61,709

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(3,000,000)	B3	(3,000,000)	192,011	85,819

Total Credit Default Swap Buy Contracts									$ 733,380

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Markit CDX.NA.IG.17	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(37,720)	$ (3,613)

Goldman Sachs & Co.	Markit CMBX.NA.AAA.4	Sell	1.00%	12/20/2016	2,000,000	Baa1	2,000,000	(133,592)	(2,658)

Total Credit Default Swap Sell Contracts									$ (6,271)

Total Credit Default Swap Contracts									$ 727,109

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (Unaudited):

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$1,492,446	$-	$2,760,090	(1)	$4,252,536
Convertible Preferred Stocks		728,265	-	207,200		935,465
Preferred Stocks		339,341	-	454,916		794,257
Asset Backed Securities		-	1,011,679	-		1,011,679
Mortgage Backed Securities		-	5,126,754	94,612		5,221,366
Convertible Bonds		-	35,111,933	-		35,111,933
Corporate Bonds		-	56,873,832	4,685,134		61,558,966
Foreign Government Bonds		-	602,300	-		602,300
Bank Loans		3,307,104	-	-		3,307,104
Investment Companies		260,832	-	-		260,832
Other Securities		-	-	1,818,758		1,818,758
Purchased Options		245,612	-	-		245,612
U.S. Government Agency Issue		-	449,965	-		449,965
Money Market Funds		8,108,056	-	-		8,108,056
Total Investments in Long Securities		$14,481,656	$99,176,463	$10,020,710		$123,678,829

Securities Sold Short:
Common Stocks		$(15,426,285)	$-	$-		$(15,426,285)
Investment Companies		(8,466,561)	-	-		(8,466,561)
Convertible Bonds		-	(587,813)	-		(587,813)
Corporate Bonds			(604,609)			(604,609)
Total Securities Sold Short		$(23,892,846)	$(1,192,422)	$-		$(25,085,268)

Written Options		$(65,493)	$-	$-		$(65,493)

Other Financial Instruments*
Futures Contracts Purchased		$8,741	$-	$-		$8,741
Short Futures Contracts		(546,589)	-	-		(546,589)
Credit Default Swap Buy Contracts		733,380	-	-		733,380
Credit Default Swap Contracts		(6,271)	-	-		(6,271)
Total Other Financial Instruments		$189,261	$-	$-		$189,261

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Fabricated Metal Product Manufacturing	$-
	Primary Metal Manufacturing	237,677
	Transportation Equipment Manufacturing	2,522,413
		$2,760,090

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$-
Transfers out of Level 2		798,628
Net transfers in and/or out of Level 2		$798,628
Transfers were made out of Level 2 into Level 3 due to a security being priced with estimates versus being valued with broker prices in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$11,229,723
Accrued discounts/premiums		70,031
Realized gain (loss)		(510,604)
Change in unrealized depreciation		(1,739,451)
Purchases		3,917,208
(Sales)		(3,714,445)
Transfer in and/or out of Level 3		768,248
Balance as of September 30, 2011		$10,020,710

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2011		$(1,956,244)

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Relative Value - Long/Short Debt
Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2011 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$245,612
Written Options			Written option contracts, at value	$65,493
Total		$245,612		$65,493
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures*	$36,908	Payable for variation margin on futures*	$574,756
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap payments**	1,303,160	Swap payments received/Net unrealized gain/loss on swap payments**	197,440
Total		$1,340,068		$772,196

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By    /s/ David B. Perkins
     David B. Perkins, Chief Executive Officer

Date    November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ David B. Perkins
      David B. Perkins, Chief Executive Officer

Date    November 29, 2011

By    /s/ Lance Baker
     Lance Baker, Treasurer and Chief Financial Officer

Date    November 29, 2011